UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	05-31-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT

High-Yield Municipal Fund

Investor Class (ABHYX)	May 31, 2025

This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	0.59%

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund Investor Class returned 2.05% for the reporting period ended May 31, 2025.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Selections in the multifamily housing, special tax and private university sectors were among the largest detractors. Negative results in these sectors and others overwhelmed solid selection effects in the hospital and charter school sectors.
•	Yield curve effects also detracted from performance, largely due to our positioning along the curve, which favored the longer end of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive, led by an overweight position versus the index in retirement community securities. Overweights in the other tax-supported and other revenue sectors also aided results. These allocations more than offset negative results from overweights in charter schools and student housing and an underweight in single-family housing.
•	High-yield municipal bonds generally outperformed their investment-grade peers during the period. Compared with the index, which invests equally in investment-grade and high-yield municipal bonds, the portfolio ended the period with an overweight to high-yield securities, which boosted results.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2015 through May 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	2.05%	2.06%	2.89%
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	2.08%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	2.98%	2.05%	3.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$569,685,692
Management Fees (dollars paid during the reporting period)	$2,827,951
Portfolio Turnover Rate	47%
Total Number of Portfolio Holdings	395

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.3%
Other Assets and Liabilities	0.7%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934804

ANNUAL SHAREHOLDER REPORT

High-Yield Municipal Fund

I Class (AYMIX)	May 31, 2025

This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$39	0.39%

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund I Class returned 2.25% for the reporting period ended May 31, 2025.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Selections in the multifamily housing, special tax and private university sectors were among the largest detractors. Negative results in these sectors and others overwhelmed solid selection effects in the hospital and charter school sectors.
•	Yield curve effects also detracted from performance, largely due to our positioning along the curve, which favored the longer end of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive, led by an overweight position versus the index in retirement community securities. Overweights in the other tax-supported and other revenue sectors also aided results. These allocations more than offset negative results from overweights in charter schools and student housing and an underweight in single-family housing.
•	High-yield municipal bonds generally outperformed their investment-grade peers during the period. Compared with the index, which invests equally in investment-grade and high-yield municipal bonds, the portfolio ended the period with an overweight to high-yield securities, which boosted results.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2015 through May 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	2.25%	2.27%	3.10%
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	2.08%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	2.98%	2.05%	3.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$569,685,692
Management Fees (dollars paid during the reporting period)	$2,827,951
Portfolio Turnover Rate	47%
Total Number of Portfolio Holdings	395

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.3%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934663

ANNUAL SHAREHOLDER REPORT

High-Yield Municipal Fund

Y Class (AYMYX)	May 31, 2025

This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$36	0.36%

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund Y Class returned 2.16% for the reporting period ended May 31, 2025.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Selections in the multifamily housing, special tax and private university sectors were among the largest detractors. Negative results in these sectors and others overwhelmed solid selection effects in the hospital and charter school sectors.
•	Yield curve effects also detracted from performance, largely due to our positioning along the curve, which favored the longer end of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive, led by an overweight position versus the index in retirement community securities. Overweights in the other tax-supported and other revenue sectors also aided results. These allocations more than offset negative results from overweights in charter schools and student housing and an underweight in single-family housing.
•	High-yield municipal bonds generally outperformed their investment-grade peers during the period. Compared with the index, which invests equally in investment-grade and high-yield municipal bonds, the portfolio ended the period with an overweight to high-yield securities, which boosted results.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through May 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	2.16%	2.28%	2.88%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	1.90%	—
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	2.98%	2.05%	2.88%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$569,685,692
Management Fees (dollars paid during the reporting period)	$2,827,951
Portfolio Turnover Rate	47%
Total Number of Portfolio Holdings	395

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.3%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934622

ANNUAL SHAREHOLDER REPORT

High-Yield Municipal Fund

A Class (AYMAX)	May 31, 2025

This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$85	0.84%

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund A Class returned 1.80% for the reporting period ended May 31, 2025.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Selections in the multifamily housing, special tax and private university sectors were among the largest detractors. Negative results in these sectors and others overwhelmed solid selection effects in the hospital and charter school sectors.
•	Yield curve effects also detracted from performance, largely due to our positioning along the curve, which favored the longer end of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive, led by an overweight position versus the index in retirement community securities. Overweights in the other tax-supported and other revenue sectors also aided results. These allocations more than offset negative results from overweights in charter schools and student housing and an underweight in single-family housing.
•	High-yield municipal bonds generally outperformed their investment-grade peers during the period. Compared with the index, which invests equally in investment-grade and high-yield municipal bonds, the portfolio ended the period with an overweight to high-yield securities, which boosted results.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2015 through May 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	1.80%	1.81%	2.64%
A Class - with sales charge	-2.79%	0.88%	2.16%
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	2.08%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	2.98%	2.05%	3.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$569,685,692
Management Fees (dollars paid during the reporting period)	$2,827,951
Portfolio Turnover Rate	47%
Total Number of Portfolio Holdings	395

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.3%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934861

ANNUAL SHAREHOLDER REPORT

High-Yield Municipal Fund

C Class (AYMCX)	May 31, 2025

This annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$160	1.59%

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund C Class returned 0.92% for the reporting period ended May 31, 2025.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Selections in the multifamily housing, special tax and private university sectors were among the largest detractors. Negative results in these sectors and others overwhelmed solid selection effects in the hospital and charter school sectors.
•	Yield curve effects also detracted from performance, largely due to our positioning along the curve, which favored the longer end of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive, led by an overweight position versus the index in retirement community securities. Overweights in the other tax-supported and other revenue sectors also aided results. These allocations more than offset negative results from overweights in charter schools and student housing and an underweight in single-family housing.
•	High-yield municipal bonds generally outperformed their investment-grade peers during the period. Compared with the index, which invests equally in investment-grade and high-yield municipal bonds, the portfolio ended the period with an overweight to high-yield securities, which boosted results.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2015 through May 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	0.92%	1.03%	1.87%
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	2.08%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	2.98%	2.05%	3.18%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$569,685,692
Management Fees (dollars paid during the reporting period)	$2,827,951
Portfolio Turnover Rate	47%
Total Number of Portfolio Holdings	395

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.3%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934879

ANNUAL SHAREHOLDER REPORT

Intermediate-Term Tax-Free Bond Fund

Investor Class (TWTIX)	May 31, 2025

This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$47	0.46%

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund Investor Class returned 2.27% for the reporting period ended May 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Our choices in the student housing, water and sewer, and state and local general obligation (GO) sectors were among the weakest. Meanwhile, the portfolio logged positive selection results in the charter school and private university sectors.
•	Yield curve effects slightly detracted from performance, largely due to our positioning along the curve, which favored the intermediate and long portions of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive. Out-of-index positions in the hospital, industry development revenue/pollution control revenue, retirement community and multifamily housing sectors were top contributors. An underweight position versus in the index in the special tax sector also aided performance. Underweights in state GO and pre-refunded securities were the main detractors.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2015 through May 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	2.27%	1.04%	1.92%
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	2.08%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.63%	0.86%	2.04%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,575,071,433
Management Fees (dollars paid during the reporting period)	$10,058,314
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	1,551

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.0%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934507

ANNUAL SHAREHOLDER REPORT

Intermediate-Term Tax-Free Bond Fund

I Class (AXBIX)	May 31, 2025

This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$26	0.26%

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund I Class returned 2.57% for the reporting period ended May 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Our choices in the student housing, water and sewer, and state and local general obligation (GO) sectors were among the weakest. Meanwhile, the portfolio logged positive selection results in the charter school and private university sectors.
•	Yield curve effects slightly detracted from performance, largely due to our positioning along the curve, which favored the intermediate and long portions of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive. Out-of-index positions in the hospital, industry development revenue/pollution control revenue, retirement community and multifamily housing sectors were top contributors. An underweight position versus in the index in the special tax sector also aided performance. Underweights in state GO and pre-refunded securities were the main detractors.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2015 through May 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	2.57%	1.24%	2.12%
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	2.08%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.63%	0.86%	2.04%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,575,071,433
Management Fees (dollars paid during the reporting period)	$10,058,314
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	1,551

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934846

ANNUAL SHAREHOLDER REPORT

Intermediate-Term Tax-Free Bond Fund

Y Class (ATBYX)	May 31, 2025

This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$23	0.23%

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund Y Class returned 2.60% for the reporting period ended May 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Our choices in the student housing, water and sewer, and state and local general obligation (GO) sectors were among the weakest. Meanwhile, the portfolio logged positive selection results in the charter school and private university sectors.
•	Yield curve effects slightly detracted from performance, largely due to our positioning along the curve, which favored the intermediate and long portions of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive. Out-of-index positions in the hospital, industry development revenue/pollution control revenue, retirement community and multifamily housing sectors were top contributors. An underweight position versus in the index in the special tax sector also aided performance. Underweights in state GO and pre-refunded securities were the main detractors.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017 through May 31, 2025

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	2.60%	1.27%	2.12%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	1.90%	—
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.63%	0.86%	1.94%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,575,071,433
Management Fees (dollars paid during the reporting period)	$10,058,314
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	1,551

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934614

ANNUAL SHAREHOLDER REPORT

Intermediate-Term Tax-Free Bond Fund

A Class (TWWOX)	May 31, 2025

This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$72	0.71%

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund A Class returned 2.11% for the reporting period ended May 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Our choices in the student housing, water and sewer, and state and local general obligation (GO) sectors were among the weakest. Meanwhile, the portfolio logged positive selection results in the charter school and private university sectors.
•	Yield curve effects slightly detracted from performance, largely due to our positioning along the curve, which favored the intermediate and long portions of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive. Out-of-index positions in the hospital, industry development revenue/pollution control revenue, retirement community and multifamily housing sectors were top contributors. An underweight position versus in the index in the special tax sector also aided performance. Underweights in state GO and pre-refunded securities were the main detractors.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2015 through May 31, 2025
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	2.11%	0.81%	1.67%
A Class - with sales charge	-2.49%	-0.12%	1.20%
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	2.08%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.63%	0.86%	2.04%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,575,071,433
Management Fees (dollars paid during the reporting period)	$10,058,314
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	1,551

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934648

ANNUAL SHAREHOLDER REPORT

Intermediate-Term Tax-Free Bond Fund

C Class (TWTCX)	May 31, 2025

This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$147	1.46%

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund C Class returned 1.35% for the reporting period ended May 31, 2025.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Interest rate volatility, trade wars and federal tax policy uncertainty were key challenges for the municipal bond market during the reporting period. Against this backdrop, security selection was the primary detractor to portfolio performance. Our choices in the student housing, water and sewer, and state and local general obligation (GO) sectors were among the weakest. Meanwhile, the portfolio logged positive selection results in the charter school and private university sectors.
•	Yield curve effects slightly detracted from performance, largely due to our positioning along the curve, which favored the intermediate and long portions of the municipal curve. Positive results from duration, which we managed using U.S. Treasury futures, and yield curve roll-down helped offset some of the negative positioning effects.
•	Our sector allocation decisions were broadly positive. Out-of-index positions in the hospital, industry development revenue/pollution control revenue, retirement community and multifamily housing sectors were top contributors. An underweight position versus in the index in the special tax sector also aided performance. Underweights in state GO and pre-refunded securities were the main detractors.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2015 through May 31, 2025

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	1.35%	0.05%	0.91%
Regulatory Index
S&P National AMT-Free Municipal Bond	1.64%	0.53%	2.08%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.63%	0.86%	2.04%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,575,071,433
Management Fees (dollars paid during the reporting period)	$10,058,314
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	1,551

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934630

ANNUAL SHAREHOLDER REPORT

Tax-Free Money Market Fund

Investor Class (BNTXX)	May 31, 2025

This annual shareholder report contains important information about Tax-Free Money Market Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	0.49%

Fund Statistics
Net Assets	$164,137,506
Management Fees (dollars paid during the reporting period)	$783,140
Total Number of Portfolio Holdings	88
7-Day Current Yield - Investor Class	1.90%
7-Day Effective Yield - Investor Class	1.92%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.2%
Other Assets and Liabilities	0.8%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
A-24934408

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells and John Loder are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2024:	$70,870
FY 2025:	$68,500

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2024:	$0
FY 2025:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2024:	$0
FY 2025:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2024:	$343,325
FY 2025:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

May 31, 2025

High-Yield Municipal Fund
Investor Class (ABHYX)
I Class (AYMIX)
Y Class (AYMYX)
A Class (AYMAX)
C Class (AYMCX)

Schedule of Investments

MAY 31, 2025

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.3%
Alabama — 1.9%
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	$3,075,000	$3,067,390
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,042,861
Black Belt Energy Gas District Rev., VRN, 5.00%, 3/1/55 (GA: BP PLC)	1,250,000	1,310,849
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	600,000	635,251
Jefferson Sewer County Rev., 5.25%, 10/1/49	2,000,000	2,020,886
Mobile County Industrial Development Authority Rev., (AM/NS Calvert LLC), 4.75%, 12/1/54 (GA: Arcelormittal SA)	330,000	298,176
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	2,400,000	2,502,124
		10,877,537
Arizona — 5.2%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	1,896,861
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada Fire Mesa/Red Rock/Pebble Obligated Group), 5.00%, 7/15/49	1,675,000	1,481,210
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,005,313
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)(2)(3)	7,000,000	210,000
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(2)(3)	1,400,000	42,000
Arizona Industrial Development Authority Rev., (Mirabella at ASU, Inc.), VRN, 5.35%, 10/1/28(1)	840,000	787,369
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,268,891
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	3,500,000	2,923,393
Industrial Development Authority of the City of Phoenix Arizona Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	738,888
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,421,756
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,415,387
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	466,054
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	1,994,682
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,000,000	733,216
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,860,000	1,363,782
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.25%, 7/1/44	1,165,000	1,001,603
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,273,530
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/56(1)	1,220,000	924,788
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.25%, 7/1/47	1,000,000	1,043,517
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/54(1)	2,000,000	1,817,445
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	593,109
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,650,000	3,039,431
		29,442,225
Arkansas — 0.5%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.45%, 9/1/52	2,000,000	1,990,920
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	670,000	677,680
		2,668,600
California — 4.4%
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(4)	8,000,000	1,755,364
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), Capital Appreciation, 0.00%, 6/1/55(4)	1,000,000	182,000
2

	Principal Amount	Value
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	$665,000	$671,117
City & County of San Francisco Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Development), 5.75%, 9/1/50(1)	850,000	879,232
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	3,000,000	2,082,472
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	2,140,000	1,481,771
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(1)	2,500,000	1,849,502
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(1)	3,500,000	1,818,591
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	2,000,000	1,265,331
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 4.00%, 3/1/57(1)	1,765,000	1,235,516
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Parallel-Anaheim), 4.00%, 8/1/56(1)	2,450,000	2,063,858
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Waterscape Apartments), 4.00%, 9/1/46(1)	825,000	656,965
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(1)	1,670,000	497,078
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	500,000	568,561
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(4)	9,750,000	1,050,092
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	2,665,000	2,285,998
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	7,660,000	3,361,853
Sunnyvale Special Tax, (City of Sunnyvale CA Community Facilities District No. 1), 7.75%, 8/1/32	1,205,000	1,208,654
		24,913,955
Colorado — 4.0%
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	909,241
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	794,437
City & County of Denver Airport System Rev., 5.00%, 11/15/53	1,000,000	984,989
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	400,000	412,575
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.25%, 12/1/54	570,000	574,357
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	243,000	241,613
Denver City & County Rev., (4340 South Monaco LLC), 4.70%, 10/1/42 (FNMA)	615,000	614,786
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,286,000	2,292,565
Denver Urban Renewal Authority Tax Allocation, (Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	1,685,000	1,624,622
Fiddlers Business Improvement District GO, 5.55%, 12/1/47(1)	1,000,000	995,061
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	1,455,000	1,105,552
Parterre Metropolitan District No. 5 GO, 6.125%, 12/1/55	1,500,000	1,542,095
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	500,000	514,691
Red Barn Metropolitan District GO, 5.50%, 12/1/55	940,000	909,870
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado GO, 5.00%, 4/1/35(1)	2,000,000	2,108,536
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	488,110
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	923,924
State of Colorado COP, 6.00%, 12/15/38	810,000	925,999
State of Colorado COP, 6.00%, 12/15/40	1,345,000	1,521,667
Sterling Ranch Community Authority Board Special Assessment, (Sterling Ranch Metropolitan District No. 1), 5.625%, 12/1/43	511,000	511,231
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,277,397
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	293,185
		22,566,503
Connecticut — 1.2%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	3,365,031
3

	Principal Amount	Value
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	$2,000,000	$1,590,675
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.25%, 10/1/30	900,000	901,803
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.75%, 10/1/32	1,000,000	1,003,167
		6,860,676
Delaware — 0.6%
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.625%, 7/1/53(1)	750,000	752,114
Town of Millsboro Special Tax, (Town of Millsboro DE Plantation Lakes Special Development District), 5.25%, 7/1/48(1)	2,994,000	2,781,070
		3,533,184
District of Columbia — 0.7%
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	750,000	743,499
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(4)	15,000,000	3,213,356
		3,956,855
Florida — 7.5%
Babcock Ranch Community Independent Special District Special Assessment, (Babcock Ranch Community Independent Special District Assessment Area 1), 5.25%, 11/1/46	250,000	246,346
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	1,000,000	904,476
Capital Projects Finance Authority Rev., (Navigator Academy of Leadership, Inc. Obligated Group), 5.00%, 6/15/64(1)	1,000,000	874,998
Capital Projects Finance Authority Rev., (PRG - UnionWest Properties LLC), 5.00%, 6/1/54(1)	250,000	236,809
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/58	1,200,000	1,071,282
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 4.00%, 8/15/45	4,860,000	4,138,618
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 5.00%, 9/15/50(1)	2,200,000	1,877,229
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(1)	1,500,000	1,566,883
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/54	2,500,000	2,409,173
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/53	1,250,000	1,325,218
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.50%, 11/15/54	2,000,000	2,106,555
JEA Water & Sewer System Rev., 5.50%, 10/1/54	1,000,000	1,054,134
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	700,872
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	726,381
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	650,000	650,397
Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	2,000,000	1,938,943
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy Obligated Group), 5.25%, 9/15/44	950,000	882,426
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	700,000	695,607
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/46	2,000,000	1,937,379
Pasco County Rev., (State of Florida Cigarette Tax), 5.75%, 9/1/54 (AGM)	960,000	1,012,314
Tomoka Community Development District Special Assessment, (Tomoka Community Development District Series 2017), 5.50%, 5/1/35	2,500,000	2,536,291
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.625%, 1/1/30(1)	750,000	748,509
Village Community Development District No. 12 Special Assessment (Village Community Development District No. 12 Series 2016), 3.625%, 5/1/31	1,805,000	1,766,075
Village Community Development District No. 12 Special Assessment (Village Community Development District No. 12 Series 2018 Phase II), 4.375%, 5/1/50	2,425,000	2,111,228
Village Community Development District No. 13 Special Assessment (Village Community Development District No. 13 Phase I Series 2019), 3.70%, 5/1/50	1,885,000	1,453,588
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 3.25%, 5/1/52	2,130,000	1,463,708
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.50%, 5/1/53	2,850,000	2,870,629
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 5.25%, 5/1/54(1)	985,000	961,876
4

	Principal Amount	Value
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 4.80%, 5/1/55(1)	$500,000	$458,996
Winter Garden Village at Fowler Groves Community Development District Special Assessment, (Winter Garden Village at Fowler Groves Cmnty Development Dist 2016), 4.125%, 5/1/37	1,995,000	1,914,030
		42,640,970
Georgia — 3.5%
Atlanta Department of Aviation Rev., 5.00%, 7/1/52	2,100,000	2,069,666
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	775,000	782,806
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	2,500,000	2,495,162
Development Authority of White County Rev., (Truett-McConnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	3,209,370
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/54	1,250,000	1,022,038
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(1)	2,020,000	1,814,471
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	1,050,000	1,097,474
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	3,645,000	3,787,538
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	500,000	521,251
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	3,000,000	3,156,574
		19,956,350
Idaho — 1.1%
Idaho Health Facilities Authority Rev., (North Canyon Medical Center, Inc.), 5.50%, 11/1/45	3,250,000	2,944,917
Idaho Health Facilities Authority Rev., (North Canyon Medical Center, Inc.), 7.125%, 11/1/57	1,000,000	1,050,279
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), 4.00%, 3/1/46 (BAM-TCRS)	2,000,000	1,784,173
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), VRN, 5.00%, 3/1/60	370,000	403,526
		6,182,895
Illinois — 6.9%
Chicago GO, 5.00%, 1/1/28	2,000,000	2,058,772
Chicago GO, 5.00%, 1/1/29	2,000,000	2,076,054
Chicago GO, 5.625%, 1/1/29	2,500,000	2,560,689
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,461,528
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,276,539
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,010,921
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	715,000	752,551
Chicago O'Hare International Airport Rev., 5.50%, 1/1/53 (AGM)	1,000,000	1,022,559
Chicago O'Hare International Airport Rev., (TrIPs Obligated Group), 5.50%, 7/1/36(5)	1,415,000	1,525,659
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.125%, 12/1/50 (GA: Centerpoint Properties TR)(1)	1,500,000	1,447,514
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,386,886
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,002,190
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/49(1)	1,840,000	1,692,135
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine and Science), 5.25%, 8/1/35(1)	1,090,000	1,092,783
Illinois Municipal Electric Agency Rev., 4.00%, 2/1/35	2,500,000	2,464,358
Springfield Electric Rev., 5.00%, 3/1/39 (BAM)	1,250,000	1,319,910
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,107,450
State of Illinois GO, 5.00%, 10/1/33	900,000	929,286
State of Illinois GO, 5.50%, 5/1/39	985,000	1,031,177
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,494,289
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association IL), 4.00%, 6/1/36	2,000,000	1,746,682
		39,459,932
Indiana — 0.7%
Carmel Waterworks Rev., 5.25%, 5/1/51 (BAM)	1,150,000	1,173,595
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.125%, 6/1/58	250,000	241,575
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/39	250,000	260,254
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/44	250,000	253,604
Indiana Finance Authority Rev., (Retirement Living, Inc. Obligated Group), 5.25%, 3/1/50(5)	880,000	852,246
5

	Principal Amount	Value
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.75%, 7/1/64	$1,255,000	$1,132,831
Valparaiso Rev., (Pratt Paper IN LLC), 4.50%, 1/1/34(1)	195,000	195,336
Valparaiso Rev., (Pratt Paper IN LLC), 5.00%, 1/1/54(1)	100,000	92,734
		4,202,175
Iowa — 0.8%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	3,720,000	3,492,826
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 7.50%, 5/15/53	1,000,000	1,103,520
		4,596,346
Kansas — 0.1%
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 3.125%, 4/1/36	870,000	799,642
Kentucky — 0.7%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,334,974
Kentucky Public Energy Authority Rev., VRN, 5.25%, 6/1/55 (GA: Morgan Stanley Finance)	2,500,000	2,622,906
		3,957,880
Louisiana — 0.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Christwood Obligated Group), 5.25%, 11/15/53(1)	500,000	457,625
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,330,038
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(1)	1,000,000	1,000,000
		2,787,663
Maryland — 1.2%
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.125%, 6/1/43	1,500,000	1,447,246
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.00%, 6/1/51	1,200,000	1,134,016
Brunswick Special Tax, (City of Brunswick MD Brunswick Crossing District), 5.00%, 7/1/36	1,447,000	1,451,402
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/50	3,370,000	2,712,154
		6,744,818
Massachusetts — 0.6%
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/52	2,070,000	2,020,614
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 5.00%, 7/1/60(1)	1,000,000	904,938
Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(1)	400,000	400,353
		3,325,905
Michigan — 3.1%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,247,149
Detroit GO, 5.50%, 4/1/45	1,540,000	1,572,850
Detroit GO, 5.00%, 4/1/46	3,000,000	2,980,249
Detroit GO, 5.00%, 4/1/50	1,250,000	1,222,803
Detroit GO, 5.50%, 4/1/50	1,820,000	1,846,342
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,256,312
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	1,580,000	1,463,812
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(4)	1,500,000	151,785
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	1,335,000	1,312,441
State of Michigan Trunk Line Rev., 5.00%, 11/15/46	2,000,000	2,072,270
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/36 (AGM)	750,000	809,538
		17,935,551
Minnesota — 0.3%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	3,100,000	1,642,676
Mississippi — 0.5%
Hinds County COP, 4.625%, 9/1/54 (BAM)(1)	960,000	828,212
Mississippi Home Corp. Rev., (MS3 Housing LP), Series 2025-06FN, 4.55%, 4/1/42 (FNMA), (HUD)	1,900,000	1,868,316
		2,696,528
Missouri — 2.4%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/54	1,250,000	1,205,386
6

	Principal Amount	Value
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/48	$945,000	$976,510
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,119,933
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	750,000	738,834
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	4,676,633
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,095,628
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,000,000	897,972
		13,710,896
Nebraska — 0.9%
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	5,000,000	5,158,519
Nevada — 3.2%
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/30	1,145,000	1,146,741
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/32	295,000	295,389
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/35	545,000	545,570
Las Vegas Special Improvement District No. 613 Special Assessment, 5.50%, 12/1/53	300,000	292,987
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	840,000	843,004
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	775,000	619,778
Las Vegas Special Improvement District No. 817 Special Assessment, 6.00%, 6/1/53	500,000	514,034
Nevada Department of Business & Industry Rev., (Desertxpress Enterprises LLC), VRN, 9.50%, 1/1/65(1)	2,500,000	2,385,636
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada Cactus/Saddle Obligated Group), 5.00%, 7/15/37	1,000,000	989,237
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada Cactus/Saddle Obligated Group), 5.00%, 7/15/47	1,400,000	1,252,286
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	535,000	511,804
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	640,000	599,324
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	530,000	481,174
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	870,000	765,519
Reno Rev., (County of Washoe NV Sales Tax), Capital Appreciation, 0.00%, 7/1/58(1)(4)	5,500,000	814,806
Reno Rev., (County of Washoe NV Sales Tax), Capital Appreciation, 0.00%, 7/1/58(1)(4)	13,000,000	1,487,702
Reno Special Assessment, (City of Reno NV 2024 District No. 1), 5.125%, 6/1/47(1)	675,000	632,590
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/39	240,000	240,129
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/44	230,000	221,524
Sparks Special Improvement District No. 1 Special Assessment, 5.125%, 6/1/54	285,000	266,001
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	2,850,000	2,765,740
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	500,000	471,706
		18,142,681
New Jersey — 2.9%
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,033,695
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	669,496
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	4,763,939
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/52	2,300,000	2,313,905
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	455,237
New Jersey Housing & Mortgage Finance Agency Rev., (Montgomery Gateway Preservation LP), 4.55%, 5/1/41 (FNMA)	530,000	527,224
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/44	5,000,000	4,988,144
New Jersey Turnpike Authority Rev., 5.25%, 1/1/55(5)	1,500,000	1,551,667
		16,303,307
New Mexico — 1.0%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	486,643
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	431,246
7

	Principal Amount	Value
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	$1,200,000	$1,111,306
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33(1)	1,000,000	947,922
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	2,750,000	2,466,282
		5,443,399
New York — 11.1%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,501,086
Build NYC Resource Corp. Rev., (TrIPs Obligated Group), 5.50%, 7/1/45(5)	1,000,000	1,029,997
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/41	4,500,000	4,174,879
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	3,805,000	3,220,117
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	5,075,255
New York City GO, 5.25%, 5/1/42	1,000,000	1,051,832
New York City GO, 5.00%, 4/1/43	7,040,000	7,112,837
New York City GO, 5.25%, 5/1/43	1,000,000	1,043,282
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	700,000	703,652
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/50	10,000,000	10,119,757
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured), 5.50%, 5/1/53	1,500,000	1,592,896
New York Counties Tobacco Trust Rev., 5.00%, 6/1/45	1,000,000	873,928
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,067,527
New York State Dormitory Authority Rev., (Cornell University), 5.50%, 7/1/54	1,000,000	1,062,174
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/41	1,235,000	1,267,446
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/44	750,000	760,894
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	2,500,000	2,232,883
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.25%, 3/15/52	670,000	695,932
New York State Thruway Authority Rev., 5.25%, 1/1/54	1,000,000	1,038,329
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	1,630,000	1,671,740
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	2,000,000	1,773,607
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	3,800,000	3,495,276
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	2,535,000	2,550,488
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), 5.25%, 12/31/54 (AGC)	1,750,000	1,756,177
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), VRN, 0.00%, 12/31/54 (AGC)	750,000	460,973
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/49 (AGM)	1,000,000	989,572
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/54 (AGM)	1,250,000	1,225,138
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.50%, 6/30/54	555,000	559,937
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/54	1,095,000	1,148,685
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/48 (AGM)	500,000	536,435
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	315,186
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	590,472
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	420,267
		63,118,656
North Carolina — 1.1%
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/35	1,000,000	970,499
North Carolina Medical Care Commission Rev., (Moravian Home Obligated Group), 5.00%, 10/1/48	3,000,000	2,507,352
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.50%, 9/1/29	315,000	313,196
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,365,621
North Carolina Turnpike Authority Rev., 5.00%, 1/1/58 (AGM)	1,000,000	989,891
		6,146,559
Ohio — 4.7%
American Municipal Power, Inc. Rev., 5.00%, 2/15/33	935,000	1,019,723
American Municipal Power, Inc. Rev., 5.00%, 2/15/35	1,030,000	1,123,796
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	12,380,000	10,728,367
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(4)	15,000,000	1,444,239
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,410,776
8

	Principal Amount	Value
Columbus-Franklin County Finance Authority Rev., (Meadow Creek Apartments LP), 4.82%, 11/1/43 (FNMA)	$525,000	$517,529
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	5,670,000	3,695,246
Greene County Port Authority Rev., (Kinsey Greene Preservation LP), 4.66%, 12/1/40 (FNMA)	935,000	925,215
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,360,425
Ohio Air Quality Development Authority Rev., (Pratt Paper OH LLC), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	945,432
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	1,657,941
		26,828,689
Oklahoma — 0.4%
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/41(5)	300,000	314,643
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/42(5)	345,000	358,926
Oklahoma Water Resources Board Rev., 4.125%, 10/1/53	1,300,000	1,142,093
Tulsa Airports Improvement Trust Rev., (American Airlines, Inc.), 6.25%, 12/1/35	555,000	607,276
		2,422,938
Oregon — 0.4%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	243,513
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	916,541
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,374,710
		2,534,764
Pennsylvania — 3.1%
Allegheny County Airport Authority Rev., 5.00%, 1/1/35 (AGM)	1,000,000	1,060,678
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,006,524
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 6/30/39	2,100,000	1,945,672
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 0.00%, 6/30/44	1,049,000	755,333
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	358,000	344,812
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	748,000	678,022
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,505,594
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,003,506
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	976,270
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/42	1,750,000	1,753,893
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.75%, 6/30/48	1,600,000	1,628,296
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.00%, 12/31/57 (AGM)	1,600,000	1,541,829
Pennsylvania Housing Finance Agency Rev., (Darby Housing LP), 4.90%, 6/1/41 (FNMA)	700,000	704,717
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	75,000	74,342
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)	1,000,000	908,293
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	911,709
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	867,799
		17,667,289
Puerto Rico — 2.5%
Puerto Rico GO, 5.375%, 7/1/25	705,243	705,744
Puerto Rico GO, 5.625%, 7/1/29	402,071	421,473
Puerto Rico GO, 5.75%, 7/1/31	390,528	418,114
Puerto Rico GO, 4.00%, 7/1/33	370,323	356,294
Puerto Rico GO, 4.00%, 7/1/35	332,871	314,448
Puerto Rico GO, 4.00%, 7/1/37	285,691	264,063
Puerto Rico GO, 4.00%, 7/1/41	388,431	333,047
Puerto Rico GO, 4.00%, 7/1/46	403,963	332,254
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(4)	476,571	323,026
Puerto Rico GO, VRN, 0.00%, 11/1/43	1,532,082	921,164
9

	Principal Amount	Value
Puerto Rico GO, VRN, 0.00%, 11/1/51	$1,245,911	$643,201
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,332,016
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.75%, 7/1/53	3,000,000	2,747,385
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(4)	5,000,000	1,605,171
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(4)	10,000,000	2,360,755
		14,078,155
Rhode Island — 0.2%
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	992,943
South Carolina — 2.1%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,261,302
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	1,500,000	1,579,872
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.75%, 11/15/54	400,000	403,406
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(1)	1,530,000	1,011,696
South Carolina Jobs-Economic Development Authority Rev., (Kiawah Life Plan Village, Inc.), 5.25%, 11/15/28	5,000,000	5,003,167
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	551,188
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	877,799
South Carolina Public Service Authority Rev., 5.25%, 12/1/49	500,000	511,438
South Carolina Public Service Authority Rev., 5.00%, 12/1/54 (AGM)	1,000,000	999,656
		12,199,524
Tennessee — 0.7%
Hamilton County & Chattanooga Sports Authority Rev., 6.00%, 12/1/55	1,000,000	1,109,719
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.125%, 7/1/64 (BAM)	635,000	617,391
Nashville Metropolitan Development & Housing Agency Tax Allocation, (Nashville Metropolitan Development & Housing Agency Fifth + Broadway Redev Area), 5.125%, 6/1/36(1)	500,000	502,761
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.25%, 6/1/56(1)	1,200,000	1,139,649
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	750,000	780,327
		4,149,847
Texas — 7.1%
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 5.00%, 11/1/44(1)	450,000	420,636
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 5.25%, 11/1/53(1)	500,000	463,515
Austin Airport System Rev., 5.00%, 11/15/37	2,000,000	2,070,277
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/49 (BAM)	1,500,000	1,525,723
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	944,695
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	1,851,425
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	615,000	647,383
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 6.125%, 8/15/48	9,950,000	9,960,654
Galveston Wharves & Terminal Rev., 5.50%, 8/1/40	1,155,000	1,199,810
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,750,000	1,756,302
Houston Airport System Rev., 5.25%, 7/1/48 (AGM)	2,500,000	2,539,176
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/38	570,000	586,422
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,508,746
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.25%, 5/15/54 (AGM)	1,000,000	1,026,631
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	1,400,000	1,358,637
Mission Economic Development Corp. Rev., (Graphic Packaging International LLC), VRN, 5.00%, 12/1/64	1,500,000	1,533,000
10

	Principal Amount	Value
New Hope Cultural Education Facilities Finance Corp. Rev., (Bella Vida Forefront Living Obligated Group), 4.25%, 10/1/30	$375,000	$373,531
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 5.125%, 9/1/45(1)	386,000	357,777
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 5.375%, 9/1/55(1)	750,000	698,332
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/46	1,000,000	899,910
San Antonio Electric & Gas Systems Rev., 5.50%, 2/1/49	500,000	532,336
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/54	1,000,000	1,033,454
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	1,335,000	1,293,721
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	2,050,000	2,159,399
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	2,625,000	2,690,990
Viridian Municipal Management District GO, 4.00%, 12/1/35 (BAM)	920,000	921,120
		40,353,602
Utah — 0.6%
UIPA Crossroads Public Infrastructure District Tax Allocation, (UIPA Crossroads Public Infrastructure District AJL Project Area), 4.375%, 6/1/52(1)	4,250,000	3,646,153
Virginia — 1.9%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	995,000	995,330
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	3,240,000	1,947,600
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	1,905,000	1,756,225
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,001,468
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,090,451
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	864,501
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	1,190,000	1,199,837
		10,855,412
Washington — 1.1%
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	1,000,000	1,085,251
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	2,000,000	2,017,198
Tacoma Electric System Rev., 5.00%, 1/1/54	1,000,000	1,011,978
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	300,000	298,379
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	667,621
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,304,945
		6,385,372
West Virginia — 1.0%
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 5.75%, 6/1/43(1)	440,000	452,086
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 6.00%, 6/1/53(1)	875,000	900,128
Ohio County Tax Allocation, (Ohio WV Fort Henry Centre Tax Increment Financing District No. 1), 5.25%, 6/1/53	600,000	576,185
West Virginia Economic Development Authority Rev., (Commercial Metals Co.), VRN, 4.625%, 4/15/55	600,000	596,921
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AGM)	3,250,000	3,423,286
		5,948,606
Wisconsin — 4.9%
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/54	8,000,000	7,363,042
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	920,675
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.50%, 6/1/55	600,000	591,037
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(1)	1,330,000	1,306,230
Public Finance Authority Rev., (CHF - Manoa LLC), 6.75%, 7/1/63(1)	2,000,000	1,982,686
11

	Principal Amount	Value
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.25%, 6/15/55	$1,000,000	$994,975
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.50%, 6/15/55	500,000	499,009
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	471,010
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	402,271
Public Finance Authority Rev., (Pinecrest Academy of Nevada), 4.50%, 7/15/53(1)	1,000,000	844,848
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.50%, 7/1/44	1,000,000	1,024,728
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.75%, 7/1/49	855,000	878,848
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(6)	50,000	54,031
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	950,000	860,307
Public Finance Authority Rev., (Southminster, Inc. Obligated Group), 5.00%, 10/1/53(1)	2,750,000	2,426,725
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	1,125,000	817,101
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	1,085,000	881,389
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/51	1,100,000	798,482
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/56	1,500,000	1,056,399
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51(1)	1,500,000	1,206,626
Public Finance Authority Tax Allocation, (Southeast Overtown Park West Community Redevelopment Agency), 5.00%, 6/1/41(1)	1,500,000	1,477,158
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	200,000	193,227
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	800,000	830,602
		27,881,406
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $610,538,555)		565,717,583
OTHER ASSETS AND LIABILITIES — 0.7%		3,968,109
TOTAL NET ASSETS — 100.0%		$569,685,692

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	128	September 2025	$26,552,000	$22,750
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	67	September 2025	$7,540,641	$(21,592)
^Amount represents value and unrealized appreciation (depreciation).

12

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $123,345,110, which represented 21.7% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.
13

Statement of Assets and Liabilities

MAY 31, 2025
Assets
Investment securities, at value (cost of $610,538,555)	$565,717,583
Deposits with broker for futures contracts	193,250
Receivable for investments sold	2,915,724
Receivable for capital shares sold	363,413
Receivable for variation margin on futures contracts	6,813
Interest and dividends receivable	9,276,137
578,472,920

Liabilities
Disbursements in excess of demand deposit cash	489,800
Payable for investments purchased	5,671,929
Payable for capital shares redeemed	2,182,082
Accrued management fees	231,923
Distribution and service fees payable	7,502
Dividends payable	203,992
8,787,228

Net Assets	$569,685,692

Net Assets Consist of:
Capital paid in	$667,624,488
Distributable earnings (loss)	(97,938,796)
$569,685,692

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$225,998,065	26,535,057	$8.52
I Class	$258,198,194	30,318,887	$8.52
Y Class	$56,798,653	6,671,607	$8.51
A Class	$26,587,173	3,122,120	$8.52
C Class	$2,103,607	247,096	$8.51
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $8.92 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
14

Statement of Operations

YEAR ENDED MAY 31, 2025
Investment Income (Loss)
Income:
Interest	$29,046,149
Dividends	170,497
29,216,646
Expenses:
Management fees	2,828,175
Distribution and service fees:
A Class	70,322
C Class	21,972
Trustees' fees and expenses	36,708
Other expenses	4,716
2,961,893
Fees waived(1)	(224)
2,961,669

Net investment income (loss)	26,254,977

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $16,590 from affiliated funds)	(2,398,516)
Futures contract transactions	73,466
(2,325,050)

Change in net unrealized appreciation (depreciation) on:
Investments	(11,441,907)
Futures contracts	1,158
(11,440,749)

Net realized and unrealized gain (loss)	(13,765,799)

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,489,178
(1)Amount consists of $89, $101, $22, $11 and $1 for Investor Class, I Class, Y Class, A Class and C Class, respectively.

See Notes to Financial Statements.
15

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2025 AND MAY 31, 2024
Increase (Decrease) in Net Assets	May 31, 2025	May 31, 2024
Operations
Net investment income (loss)	$26,254,977	$27,070,405
Net realized gain (loss)	(2,325,050)	(10,598,990)
Change in net unrealized appreciation (depreciation)	(11,440,749)	13,530,415
Net increase (decrease) in net assets resulting from operations	12,489,178	30,001,830

Distributions to Shareholders
From earnings:
Investor Class	(10,039,847)	(9,946,190)
I Class	(11,933,226)	(13,138,667)
Y Class	(2,631,454)	(2,387,870)
A Class	(1,121,111)	(1,194,715)
C Class	(71,115)	(88,202)
Decrease in net assets from distributions	(25,796,753)	(26,755,644)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	5,053,244	(93,795,685)

Net increase (decrease) in net assets	(8,254,331)	(90,549,499)

Net Assets
Beginning of period	577,940,023	668,489,522
End of period	$569,685,692	$577,940,023

See Notes to Financial Statements.
16

Notes to Financial Statements

MAY 31, 2025

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

17

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the affiliated funds.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. The impact of this waiver to the ratio of operating expenses to average net assets was less than 0.005% for each class for the period ended May 31, 2025.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended May 31, 2025 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2025 are detailed in the Statement of Operations.
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Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $15,995,000 and $27,280,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2025 were $287,753,487 and $279,097,744, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended May 31, 2025		Year ended May 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,624,754	$50,002,112	5,952,824	$50,937,157
Issued in reinvestment of distributions	969,988	8,587,050	991,787	8,531,796
Redeemed	(6,413,930)	(56,758,982)	(8,513,243)	(72,939,642)
	180,812	1,830,180	(1,568,632)	(13,470,689)
I Class
Sold	10,668,225	94,264,312	12,945,767	109,811,962
Issued in reinvestment of distributions	1,262,858	11,179,662	1,441,103	12,376,379
Redeemed	(11,772,150)	(103,848,117)	(23,600,301)	(199,937,348)
	158,933	1,595,857	(9,213,431)	(77,749,007)
Y Class
Sold	1,302,298	11,547,128	1,743,997	14,999,371
Issued in reinvestment of distributions	297,349	2,631,343	277,446	2,386,187
Redeemed	(1,277,660)	(11,220,972)	(1,857,784)	(15,907,207)
	321,987	2,957,499	163,659	1,478,351
A Class
Sold	425,669	3,789,227	131,357	1,112,119
Issued in reinvestment of distributions	109,315	967,733	117,975	1,014,393
Redeemed	(644,264)	(5,714,717)	(659,934)	(5,601,465)
	(109,280)	(957,757)	(410,602)	(3,474,953)
C Class
Sold	43,350	388,144	52,534	455,281
Issued in reinvestment of distributions	7,405	65,534	9,152	78,760
Redeemed	(92,996)	(826,213)	(131,027)	(1,113,428)
	(42,241)	(372,535)	(69,341)	(579,387)
Net increase (decrease)	510,211	$5,053,244	(11,098,347)	$(93,795,685)

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6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended May 31, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	—	$1,480	$1,480	—	—	—	$17	—
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

8. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$565,717,583	—

Other Financial Instruments
Futures Contracts	$22,750	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$21,592	—	—

9. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate
20

with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $20,455,535 futures contracts purchased and $5,265,455 futures contracts sold.

The value of interest rate risk derivative instruments as of May 31, 2025, is disclosed on the Statement of Assets and Liabilities as an asset of $6,813 in receivable for variation margin on futures contracts.* For the year ended May 31, 2025, the effect of interest rate risk derivative instruments on the Statement of Operations was $73,466 in net realized gain (loss) on futures contract transactions and $1,158 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

10. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

11. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2025 and May 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Exempt income	$25,796,753	$26,755,644
Taxable ordinary income	—	—
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$610,543,432
Gross tax appreciation of investments	$6,334,216
Gross tax depreciation of investments	(51,160,065)
Net tax appreciation (depreciation) of investments	(44,825,849)
Net tax appreciation (depreciation) on derivatives	—
Net tax appreciation (depreciation)	$(44,825,849)
Other book-to-tax adjustments	$(14,009)
Undistributed exempt income	—
Accumulated short-term capital losses	$(26,695,422)
Accumulated long-term capital losses	$(26,403,516)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to income from defaulted securities.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$8.71	0.38	(0.19)	0.19	(0.38)	—	(0.38)	$8.52	2.05%	0.59%	0.59%	4.31%	4.31%	47%	$225,998
2024	$8.63	0.37	0.08	0.45	(0.37)	—	(0.37)	$8.71	5.30%	0.60%	0.60%	4.32%	4.32%	37%	$229,456
2023	$9.31	0.34	(0.68)	(0.34)	(0.34)	—	(0.34)	$8.63	(3.61)%	0.60%	0.60%	3.86%	3.86%	50%	$240,924
2022	$10.36	0.29	(0.97)	(0.68)	(0.29)	(0.08)	(0.37)	$9.31	(6.72)%	0.59%	0.59%	2.91%	2.91%	60%	$283,598
2021	$9.34	0.33	1.02	1.35	(0.33)	—	(0.33)	$10.36	14.64%	0.59%	0.60%	3.30%	3.29%	53%	$323,276
I Class
2025	$8.71	0.40	(0.20)	0.20	(0.39)	—	(0.39)	$8.52	2.25%	0.39%	0.39%	4.51%	4.51%	47%	$258,198
2024	$8.63	0.40	0.06	0.46	(0.38)	—	(0.38)	$8.71	5.51%	0.40%	0.40%	4.52%	4.52%	37%	$262,572
2023	$9.31	0.36	(0.68)	(0.32)	(0.36)	—	(0.36)	$8.63	(3.42)%	0.40%	0.40%	4.06%	4.06%	50%	$339,700
2022	$10.36	0.31	(0.97)	(0.66)	(0.31)	(0.08)	(0.39)	$9.31	(6.53)%	0.39%	0.39%	3.11%	3.11%	60%	$445,970
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.87%	0.39%	0.40%	3.50%	3.49%	53%	$432,620
Y Class
2025	$8.70	0.40	(0.19)	0.21	(0.40)	—	(0.40)	$8.51	2.16%	0.36%	0.36%	4.54%	4.54%	47%	$56,799
2024	$8.62	0.39	0.07	0.46	(0.38)	—	(0.38)	$8.70	5.66%	0.37%	0.37%	4.55%	4.55%	37%	$55,261
2023	$9.31	0.36	(0.69)	(0.33)	(0.36)	—	(0.36)	$8.62	(3.50)%	0.37%	0.37%	4.09%	4.09%	50%	$53,353
2022	$10.36	0.32	(0.97)	(0.65)	(0.32)	(0.08)	(0.40)	$9.31	(6.50)%	0.36%	0.36%	3.14%	3.14%	60%	$62,488
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.90%	0.36%	0.37%	3.53%	3.52%	53%	$64,919
A Class
2025	$8.71	0.36	(0.20)	0.16	(0.35)	—	(0.35)	$8.52	1.80%	0.84%	0.84%	4.06%	4.06%	47%	$26,587
2024	$8.63	0.35	0.07	0.42	(0.34)	—	(0.34)	$8.71	5.03%	0.85%	0.85%	4.07%	4.07%	37%	$28,132
2023	$9.31	0.32	(0.68)	(0.36)	(0.32)	—	(0.32)	$8.63	(3.85)%	0.85%	0.85%	3.61%	3.61%	50%	$31,420
2022	$10.36	0.27	(0.97)	(0.70)	(0.27)	(0.08)	(0.35)	$9.31	(6.95)%	0.84%	0.84%	2.66%	2.66%	60%	$30,220
2021	$9.34	0.31	1.01	1.32	(0.30)	—	(0.30)	$10.36	14.35%	0.84%	0.85%	3.05%	3.04%	53%	$35,772
C Class
2025	$8.70	0.29	(0.19)	0.10	(0.29)	—	(0.29)	$8.51	0.92%	1.59%	1.59%	3.31%	3.31%	47%	$2,104
2024	$8.63	0.29	0.06	0.35	(0.28)	—	(0.28)	$8.70	4.25%	1.60%	1.60%	3.32%	3.32%	37%	$2,518
2023	$9.31	0.25	(0.68)	(0.43)	(0.25)	—	(0.25)	$8.63	(4.57)%	1.60%	1.60%	2.86%	2.86%	50%	$3,094
2022	$10.36	0.19	(0.97)	(0.78)	(0.19)	(0.08)	(0.27)	$9.31	(7.65)%	1.59%	1.59%	1.91%	1.91%	60%	$3,668
2021	$9.34	0.23	1.02	1.25	(0.23)	—	(0.23)	$10.36	13.51%	1.59%	1.60%	2.30%	2.29%	53%	$4,869

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the High-Yield Municipal Fund and the Board of Trustees of American Century Municipal Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of High-Yield Municipal Fund (the “Fund”), one of the funds constituting the American Century Municipal Trust, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended May 31, 2021, were audited by other auditors, whose report, dated July 21, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
July 17, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
24

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $25,799,248 as exempt interest dividends for the fiscal year ended May 31, 2025.
25

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92644 2507

Annual Financial Statements and Other Information

May 31, 2025

Intermediate-Term Tax-Free Bond Fund
Investor Class (TWTIX)
I Class (AXBIX)
Y Class (ATBYX)
A Class (TWWOX)
C Class (TWTCX)

Schedule of Investments

MAY 31, 2025

	Principal Amount/ Shares	Value
MUNICIPAL SECURITIES — 99.5%
Alabama — 3.4%
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	$10,000,000	$10,471,304
Black Belt Energy Gas District Rev., VRN, 5.25%, 2/1/53 (GA: Morgan Stanley)	15,000,000	15,616,746
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	6,925,000	6,907,863
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	1,630,000	1,681,169
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	16,170,000	16,863,062
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,500,000	1,594,663
Black Belt Energy Gas District Rev., VRN, 5.00%, 3/1/55 (GA: BP PLC)	13,845,000	14,518,961
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	3,750,000	4,064,323
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	4,800,000	5,082,011
Jefferson County Rev., 5.00%, 9/15/35	1,000,000	1,009,328
Jefferson County Sewer Rev., 5.00%, 10/1/27	1,250,000	1,300,382
Jefferson County Sewer Rev., 5.00%, 10/1/28	2,000,000	2,109,464
Jefferson County Sewer Rev., 5.00%, 10/1/32	2,250,000	2,448,629
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	8,890,000	9,297,080
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 8/1/54 (GA: Pacific Life Insurance Co.)	2,000,000	2,082,933
Southeast Energy Authority A Cooperative District Rev., VRN, 5.50%, 1/1/53 (GA: Morgan Stanley)	5,000,000	5,276,154
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	11,715,000	12,213,492
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 5/1/55 (GA: Royal Bank of Canada)	7,000,000	7,335,570
		119,873,134
Arizona — 4.2%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 2.22%, (MUNIPSA plus 0.25%), 11/4/25, Prerefunded at 100% of Par(1)	605,000	603,959
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.75%, (S&P Municipal Bond 7‐Day High Grade Index plus 0.81%), 1/1/37	7,445,000	7,204,299
Arizona Health Facilities Authority Rev., VRN, 2.22%, (MUNIPSA plus 0.25%), 11/4/25, Prerefunded at 100% of Par(1)	125,000	124,602
Arizona Health Facilities Authority Rev., VRN, 2.22%, (MUNIPSA plus 0.25%), 1/1/46	3,115,000	3,085,978
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(2)	215,000	215,809
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(2)	275,000	273,653
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(2)	600,000	601,803
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(2)	855,000	803,965
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	4,320,000	4,550,298
Arizona Industrial Development Authority Rev., (Ironwood Ranch Apartments LP), VRN, 5.00%, 2/1/58	4,725,000	4,823,424
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(2)(3)(4)	5,000,000	150,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(2)	1,025,000	1,011,174
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	725,000	639,375
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	266,444
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	664,130
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	316,963
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	315,771
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	250,279
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	475,475
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(2)	420,000	384,388
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	250,000	211,503
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(2)	700,000	530,948
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/28	2,090,000	2,227,777

	Principal Amount/ Shares	Value
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/29	$2,500,000	$2,706,392
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/34	2,105,000	2,331,094
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/35	5,000,000	5,502,363
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(2)	1,400,000	1,399,166
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	201,875
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	305,616
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	220,441
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	713,978
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	710,329
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	303,445
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	993,380
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,199,666
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/41	1,200,000	1,158,591
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/46	1,300,000	1,225,603
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(2)	10,965,000	11,038,911
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(2)	3,380,000	2,823,097
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	1,140,000	865,230
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	6,500,000	4,933,329
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(2)	3,140,000	2,302,298
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/28	800,000	812,897
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/30	1,625,000	1,647,984
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/31	1,500,000	1,519,668
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	180,000	182,487
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	2,805,000	2,763,542
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	360,254
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	275,656
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,750,000	2,492,977
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	438,471
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,750,000	1,774,960
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	5,200,000	5,593,180
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(2)	955,000	948,661
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/39	7,500,000	6,705,233
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(2)	1,855,000	1,857,560

	Principal Amount/ Shares	Value
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(2)	$3,500,000	$3,247,901
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(2)	1,650,000	1,287,168
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/30	1,000,000	1,096,057
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/31	1,000,000	1,107,388
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/33	500,000	562,693
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/42 (AGM)	1,725,000	1,806,796
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/43 (AGM)	1,000,000	1,040,385
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/33	8,000,000	9,032,587
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	6,910,000	6,819,783
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/41	2,500,000	2,685,971
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	7,500,000	7,686,423
Salt Verde Financial Corp. Rev., 5.00%, 12/1/32 (GA: Citigroup, Inc.)	11,855,000	12,475,346
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/34(2)	1,875,000	1,913,593
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/44(2)	2,000,000	1,904,931
		150,707,373
Arkansas — 0.1%
Searcy Sales & Use Tax Rev., 4.00%, 11/1/38	2,000,000	1,871,785
Searcy Sales & Use Tax Rev., 4.00%, 11/1/39	2,000,000	1,842,845
Searcy Sales & Use Tax Rev., 4.00%, 11/1/41	1,000,000	900,543
		4,615,173
California — 2.7%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,142,174
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,665,000	1,680,316
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(2)	785,000	780,021
California Municipal Finance Authority Special Tax, (City Of Chula Vista Community Facilities District No. 2021-11), 5.00%, 9/1/52	5,000,000	4,949,189
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,012,769
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(2)	485,000	482,673
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(2)	1,350,000	1,362,099
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	6,255,000	6,256,637
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NPFG)(5)	2,530,000	2,211,687
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	1,800,000	1,246,349
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(2)	1,400,000	885,732
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(2)	1,455,000	433,083
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	19,815,000	18,102,768
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,241,216
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Area No. 4), 4.00%, 9/1/27	1,455,000	1,465,255
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), VRDN, 3.10%, 6/2/25 (SBBPA: Bank of America N.A.)	5,025,000	5,025,000
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), VRDN, 3.11%, 6/2/25 (SBBPA: Royal Bank of Canada)	1,500,000	1,500,000
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), VRDN, 3.15%, 6/2/25 (SBBPA: Bank of America N.A.)	8,295,000	8,295,000
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(2)	3,150,000	3,142,638
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(5)	1,670,000	1,430,293
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	800,000	802,835
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	1,000,000	1,003,543
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,028,150

	Principal Amount/ Shares	Value
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	$1,295,000	$1,297,738
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,002,084
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/42	2,000,000	2,037,081
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,713,538
Orange County Community Facilities District No. 2023-1 Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.00%, 8/15/38	1,230,000	1,288,593
Orange County Community Facilities District No. 2023-1 Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.25%, 8/15/43	1,350,000	1,397,771
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,013,620
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,160,371
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	1,990,845
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(5)	5,110,000	2,480,527
State of California GO, 4.00%, 9/1/32	5,000,000	5,000,583
		95,862,178
Colorado — 4.4%
Adams County COP, 4.00%, 12/1/27	1,310,000	1,315,834
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43 (ST AID WITHHLDG)	3,000,000	3,125,914
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/38 (AGC)	425,000	446,888
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/39 (AGC)	1,000,000	1,046,208
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/42 (AGC)	765,000	782,816
Bromley Park Metropolitan District No. 3 GO, 4.00%, 12/1/44 (AGC)	5,000,000	4,423,112
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/38 (BAM)	720,000	758,223
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/40 (BAM)	300,000	313,631
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/42 (BAM)	740,000	755,527
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/44 (BAM)	630,000	637,239
City & County of Denver Airport System Rev., 5.00%, 11/15/34	270,000	298,069
City & County of Denver Airport System Rev., 5.00%, 11/15/35	500,000	548,294
City & County of Denver Airport System Rev., 5.00%, 11/15/36	400,000	434,740
City & County of Denver Airport System Rev., 5.00%, 11/15/37	320,000	343,411
City & County of Denver Airport System Rev., 5.00%, 11/15/37	600,000	643,896
City & County of Denver Airport System Rev., 5.00%, 11/15/38	875,000	931,554
City & County of Denver Airport System Rev., 5.00%, 11/15/38	1,080,000	1,149,804
City & County of Denver Airport System Rev., 5.25%, 11/15/39	1,300,000	1,400,324
City & County of Denver Airport System Rev., 5.00%, 11/15/40	1,100,000	1,159,663
City & County of Denver Airport System Rev., 5.25%, 11/15/40	670,000	719,205
City & County of Denver Airport System Rev., 5.00%, 11/15/41	1,500,000	1,571,031
City & County of Denver Airport System Rev., 5.25%, 11/15/41	570,000	607,887
City & County of Denver Airport System Rev., 5.00%, 11/15/42	1,125,000	1,170,915
City & County of Denver Airport System Rev., 5.25%, 11/15/42	500,000	529,922
City & County of Denver Airport System Rev., 5.25%, 11/15/47	3,350,000	3,482,485
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	10,000,000	9,021,955
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	7,400,000	7,443,579
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/59	1,740,000	1,858,448
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/29	3,300,000	3,516,468
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	1,400,000	1,444,013
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	7,795,000	7,857,963
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/34	2,000,000	2,169,132
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,000,000	1,076,750
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,250,000	1,250,000

	Principal Amount/ Shares	Value
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	$2,000,000	$1,827,265
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	2,415,074
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/26	390,000	391,507
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/27	400,000	404,283
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/28	250,000	254,132
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/29	2,160,000	2,197,284
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/32	600,000	610,116
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	8,500,000	8,669,317
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	506,356
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/37 (BAM)	250,000	261,407
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/38 (BAM)	250,000	259,931
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/39 (BAM)	500,000	516,579
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/44 (BAM)	1,000,000	1,014,506
Denver City & County Rev., (4340 South Monaco LLC), 4.70%, 10/1/42 (FNMA)	2,360,000	2,359,177
Denver City & County School District No. 1 GO, 5.50%, 12/1/44 (ST AID WITHHLDG)	5,000,000	5,427,158
Hunters Overlook Metropolitan District No. 5 GO, 5.00%, 12/1/44 (AGC)	500,000	515,241
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	513,660
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,044,590
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	794,802
Lanterns Metropolitan District No. 1 GO, 4.00%, 12/1/44 (AGC)	4,000,000	3,520,178
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/36 (BAM)	400,000	424,541
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/37 (BAM)	425,000	446,506
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/38 (BAM)	525,000	548,280
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/39 (BAM)	500,000	518,181
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/40 (BAM)	635,000	653,364
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/41 (BAM)	500,000	512,167
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/42 (BAM)	575,000	585,496
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/43 (BAM)	625,000	631,274
Meridian Village Metropolitan District No. 1 GO, 5.25%, 12/1/45 (BAM)	1,000,000	1,020,777
Mesa County Valley School District No. 51 Grand Junction GO, 5.25%, 12/1/43 (ST AID WITHHLDG)	4,500,000	4,821,915
Mesa County Valley School District No. 51 Grand Junction GO, 5.25%, 12/1/44 (ST AID WITHHLDG)	3,000,000	3,198,559
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	1,550,052
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/26 (AGM)	600,000	614,445
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/28 (AGM)	670,000	708,430
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/29 (AGM)	400,000	427,960
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/29 (AGM)	735,000	786,377
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/30 (AGM)	300,000	324,350
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/30 (AGM)	755,000	816,281
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31 (AGM)	300,000	326,246
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31 (AGM)	935,000	1,016,801
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31	1,235,000	1,287,475
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/32 (AGM)	500,000	546,677
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/33 (AGM)	425,000	460,925

	Principal Amount/ Shares	Value
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/34 (AGM)	$325,000	$349,846
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/34	1,465,000	1,514,652
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/35 (AGM)	350,000	373,534
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/35	1,540,000	1,587,015
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/36 (AGM)	250,000	265,430
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37 (AGM)	275,000	290,437
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37	1,700,000	1,740,361
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/38 (AGM)	300,000	315,245
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/38	1,785,000	1,819,202
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/40 (AGM)	1,100,000	1,141,817
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	1,100,000	1,132,319
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/39 (BAM)	1,000,000	1,032,514
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado GO, 5.00%, 4/1/35(2)	15,000,000	15,814,018
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/36 (AGC)	115,000	121,185
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/37 (AGC)	350,000	365,970
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/38 (AGC)	265,000	275,527
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/39 (AGC)	250,000	258,129
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/40 (AGC)	280,000	288,121
State of Colorado COP, 6.00%, 12/15/38	1,960,000	2,240,688
State of Colorado COP, 6.00%, 12/15/40	3,270,000	3,699,517
Trails at Crowfoot Metropolitan District No. 3 GO, 5.00%, 12/1/39 (AGC)	500,000	523,434
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	181,511
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	200,126
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	138,673
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	200,000	208,527
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	133,992
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	221,690
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	128,837
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	229,565
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	128,837
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	215,000	229,185
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	128,834
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	244,648
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	139,140
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	529,789
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	164,891
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	532,856
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	299,343
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	104,561
		159,058,508
Connecticut — 2.3%
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	636,047
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,585,699
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	532,017
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,346,845
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,055,974

	Principal Amount/ Shares	Value
Bridgeport GO, 5.00%, 7/15/35 (BAM)	$1,000,000	$1,037,931
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	667,512
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,783,148
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,031,793
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,508,495
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/30	1,000,000	1,020,873
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/32	1,030,000	1,046,501
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/33	1,000,000	1,012,349
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,000,000	1,006,374
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(2)	990,000	1,007,598
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(2)	285,000	290,251
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(2)	1,065,000	1,082,579
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(2)	410,000	405,482
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(2)	1,500,000	1,278,958
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	618,166
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	514,290
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,129,651
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	358,098
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	408,417
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	6,500,000	6,461,629
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 2.80%, 7/1/57	6,530,000	6,480,378
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 5.00%, 7/1/64	5,000,000	5,512,577
Connecticut State Health & Educational Facilities Authority Rev., (Yale-New Haven Health Obligated Group), VRN, 5.00%, 7/1/49	2,925,000	3,089,511
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(2)	6,000,000	6,011,791
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.25%, 10/1/30	4,350,000	4,358,713
State of Connecticut GO, 5.00%, 4/15/32	5,000,000	5,333,993
State of Connecticut GO, 4.00%, 1/15/35	5,500,000	5,556,879
State of Connecticut GO, 4.00%, 1/15/36	12,560,000	12,630,215
State of Connecticut GO, 5.00%, 11/15/36	1,000,000	1,086,536
State of Connecticut GO, 5.00%, 11/15/37	1,000,000	1,076,153
State of Connecticut, Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,004,899
		81,968,322
Delaware — 0.1%
Delaware River & Bay Authority Rev., 5.00%, 1/1/34	400,000	452,316
Delaware River & Bay Authority Rev., 5.00%, 1/1/36	550,000	608,754
Delaware River & Bay Authority Rev., 5.00%, 1/1/37	700,000	769,160
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.25%, 7/1/44(2)	875,000	867,652
		2,697,882
District of Columbia — 0.7%
District of Columbia GO, 5.00%, 8/1/42	2,500,000	2,623,035
District of Columbia Rev., 5.00%, 10/1/33	14,600,000	15,525,786
District of Columbia Rev., 4.00%, 3/1/45	7,890,000	7,165,824
		25,314,645
Florida — 6.3%
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,000,897
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	2,900,000	2,622,980
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	501,752

	Principal Amount/ Shares	Value
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	$500,000	$508,136
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	264,627
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,044,863
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	525,430
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	523,257
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	520,739
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	517,740
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/37	940,000	941,603
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/38	680,000	675,086
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/39	765,000	746,115
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/40	855,000	825,885
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/41	945,000	902,998
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/42	1,045,000	988,839
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/43	1,145,000	1,074,952
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/48	2,500,000	2,308,242
Central Florida Expressway Authority Rev., 5.00%, 7/1/41 (AGC)	1,250,000	1,317,893
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	2,955,000	3,133,448
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 4.00%, 8/15/45	5,000,000	4,257,837
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(2)	1,850,000	1,459,986
Florida Development Finance Corp. Rev., (Florida Health Sciences Center, Inc. Obligated Group), VRN, 5.00%, 8/1/56	5,725,000	6,121,112
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31(2)	300,000	304,896
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35(2)	225,000	225,287
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 4.00%, 9/15/30(2)	470,000	447,561
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 5.00%, 9/15/40(2)	1,050,000	961,218
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/39	2,790,000	2,861,909
Florida Housing Finance Corp. Rev., (SP Palms LLC), 4.90%, 11/1/42 (FHLMC)	1,125,000	1,131,792
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/26	300,000	308,179
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/26	550,000	564,995
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	400,000	419,694
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	600,000	629,541
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	400,000	427,296
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	650,000	694,357
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	800,000	854,357
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	1,000,000	1,067,946
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	3,500,000	3,739,359
Fort Myers Rev., 4.00%, 12/1/29	170,000	170,850
Fort Myers Rev., 4.00%, 12/1/30	150,000	150,698
Fort Myers Rev., 4.00%, 12/1/31	650,000	652,580
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,773,688
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,473,611
Hillsborough County Housing Finance Authority Rev., 4.55%, 2/1/42 (FNMA)	8,500,000	8,273,226
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.00%, 11/15/34	5,000,000	5,582,744
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/32	1,100,000	1,215,999
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	3,915,000	3,917,393
Lee County Transportation Facilities Rev., 5.00%, 10/1/33	500,000	550,806
Lee County Transportation Facilities Rev., 5.00%, 10/1/34	525,000	579,490
Lee County Transportation Facilities Rev., 5.00%, 10/1/35	400,000	441,339
Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	5,500,000	5,332,094
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/32	3,500,000	3,922,188
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,165,490
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,135,934

	Principal Amount/ Shares	Value
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	$1,065,000	$1,069,224
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	345,000	348,717
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/34 (BAM)	460,000	499,840
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/35 (BAM)	940,000	1,014,220
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/36 (BAM)	680,000	728,800
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/38 (BAM)	1,460,000	1,537,821
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/39 (BAM)	700,000	731,366
Orlando Utilities Commission Rev., 5.00%, 10/1/40	760,000	816,440
Orlando Utilities Commission Rev., 5.00%, 10/1/41	565,000	602,187
Orlando Utilities Commission Rev., 5.00%, 10/1/42	500,000	528,904
Orlando Utilities Commission Rev., 5.00%, 10/1/42	3,200,000	3,383,649
Orlando Utilities Commission Rev., 5.00%, 10/1/43	250,000	262,857
Orlando Utilities Commission Rev., 5.00%, 10/1/43	6,800,000	7,120,569
Osceola County Transportation Rev., 5.00%, 10/1/37	1,025,000	1,043,623
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(5)	1,200,000	779,384
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(5)	3,000,000	1,847,779
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(5)	1,500,000	821,693
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(5)	1,800,000	927,974
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,128,802
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,011,604
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,190,990
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	4,704,543
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,544,899
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,005,227
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/27 (AGM)	500,000	523,088
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/28 (AGM)	600,000	638,268
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/29 (AGM)	500,000	538,969
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/30 (AGM)	550,000	599,379
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/32 (AGM)	1,075,000	1,191,089
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	720,000	727,175
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	15,415,000	14,925,625
Port State Lucie Utility System Rev., 4.00%, 9/1/36	5,000,000	4,989,177
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,351,199
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	958,972
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	1,836,309
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,042,113
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,343,789
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/36	5,555,000	6,017,227
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	10,000,000	8,560,908
Tampa Bay Water Rev., 5.00%, 10/1/43	1,000,000	1,045,954
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,141,219
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,413,433

	Principal Amount/ Shares	Value
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	$3,995,000	$4,079,261
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.25%, 1/1/30(2)	900,000	898,014
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/30 (AGM)	890,000	946,027
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/33 (AGM)	815,000	879,606
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/34 (AGM)	485,000	520,242
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/37 (AGM)	1,140,000	1,196,831
Village Community Development District No. 12 Special Assessment, (Village Community Development District No. 12 Series 2018 Phase II), 3.80%, 5/1/28	1,245,000	1,246,065
Village Community Development District No. 12 Special Assessment, (Village Community Development District No. 12 Series 2018 Phase II), 4.00%, 5/1/33	1,780,000	1,748,177
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020), 2.625%, 5/1/30(2)	1,685,000	1,569,147
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020), 3.00%, 5/1/35(2)	2,235,000	1,964,986
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020), 3.25%, 5/1/40(2)	2,400,000	1,960,730
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 1.80%, 5/1/26	135,000	132,490
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 2.55%, 5/1/31	980,000	893,277
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 2.85%, 5/1/36	975,000	816,797
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 3.00%, 5/1/41	1,460,000	1,121,611
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 3.25%, 5/1/52	4,350,000	2,989,263
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.00%, 5/1/29	765,000	736,377
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.375%, 5/1/34	3,065,000	2,847,832
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.55%, 5/1/39	1,235,000	1,069,046
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.125%, 5/1/37	5,220,000	5,355,202
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.375%, 5/1/42	3,795,000	3,850,610
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 4.375%, 5/1/33(2)	990,000	1,000,088
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 4.85%, 5/1/38(2)	745,000	749,546
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 5.00%, 5/1/43(2)	495,000	487,097
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 4.20%, 5/1/39(2)	1,000,000	935,465
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 4.55%, 5/1/44(2)	750,000	701,599
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,040,549
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,247,475
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,070,799
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,119,226
		226,429,374
Georgia — 3.5%
Atlanta Airport Passenger Facility Charge Rev., 5.00%, 7/1/37	7,000,000	7,537,917
Atlanta Water & Wastewater Rev., 4.00%, 11/1/43 (BAM)	1,050,000	979,277
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	2,585,000	2,611,039
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	5,225,000	5,263,328

	Principal Amount/ Shares	Value
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.35%, 11/1/48	$6,500,000	$6,387,653
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	1,820,000	1,808,731
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	12,500,000	12,475,810
Development Authority of Monroe County Rev., (Georgia Power Co.), VRN, 3.35%, 11/1/48	5,000,000	4,913,580
George L Smith II Congress Center Authority Rev., 2.375%, 1/1/31	2,000,000	1,834,907
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	1,100,000	1,092,023
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(2)	2,460,000	2,332,389
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(2)	4,355,000	4,360,114
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,152,169
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,036,474
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/37 (GA: Macquarie Group Ltd.)	4,500,000	4,657,386
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	20,200,000	20,245,396
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	1,585,000	1,584,629
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	3,215,000	3,346,865
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	6,900,000	7,211,972
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Royal Bank of Canada)	3,635,000	3,819,167
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	10,400,000	10,806,692
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	2,500,000	2,606,257
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	1,000,000	1,052,191
Metropolitan Atlanta Rapid Transit Authority Rev., 4.00%, 7/1/35	5,095,000	5,098,471
Municipal Electric Authority of Georgia Rev., 5.25%, 1/1/41 (BAM)	1,150,000	1,234,351
Municipal Electric Authority of Georgia Rev., 5.00%, 1/1/42	2,100,000	2,173,601
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/38	1,400,000	1,358,062
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/39	2,750,000	2,607,982
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	2,125,000	1,906,175
		123,494,608
Hawaii — 0.2%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/38	980,000	1,075,853
Hawaii Department of Budget & Finance Rev., (Queen's Health Systems Obligated Grou), 5.00%, 7/1/41(6)	2,500,000	2,608,017
Hawaii Department of Budget & Finance Rev., (Queen's Health Systems Obligated Grou), 5.00%, 7/1/42(6)	1,000,000	1,035,751
Hawaii Department of Budget & Finance Rev., (Queen's Health Systems Obligated Grou), 5.00%, 7/1/43(6)	1,000,000	1,024,310
		5,743,931
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), VRN, 5.00%, 3/1/60	2,760,000	3,010,087
Illinois — 8.2%
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,012,025
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,693,079
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,004,055
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/39 (BAM)	1,340,000	1,386,927
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/31 (BAM)	910,000	985,141
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/33 (BAM)	500,000	545,802
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/35 (BAM)	1,150,000	1,241,697
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/36 (BAM)	830,000	888,213
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/37 (BAM)	1,000,000	1,063,169
Chicago GO, 5.00%, 1/1/30	6,600,000	6,872,733
Chicago GO, 4.00%, 1/1/35	3,000,000	2,844,926
Chicago GO, 5.25%, 1/1/38	5,000,000	5,118,225
Chicago GO, 6.00%, 1/1/38	5,000,000	5,089,620
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	6,705,000	6,981,434
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	8,295,000	8,636,987
Chicago Board of Education GO, 5.00%, 12/1/31 (AGM)	1,250,000	1,291,504
Chicago Board of Education GO, 5.00%, 12/1/31 (AGM)	2,250,000	2,315,820
Chicago Board of Education GO, 5.00%, 12/1/32 (AGM)	1,000,000	1,025,777

	Principal Amount/ Shares	Value
Chicago Midway International Airport Rev., 5.00%, 1/1/34 (BAM)	$2,000,000	$2,212,014
Chicago Midway International Airport Rev., 5.00%, 1/1/35 (BAM)	3,000,000	3,301,158
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,348,800
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,115,057
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,350,780
Chicago O'Hare International Airport Rev., 4.00%, 1/1/42	2,500,000	2,293,841
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/39 (BAM)	1,190,000	1,274,269
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/40 (BAM)	1,700,000	1,803,901
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/41 (BAM)	1,950,000	2,055,581
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,328,383
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,499,245
Chicago Wastewater Transmission Rev., 5.00%, 1/1/33 (AGM)	6,000,000	6,548,423
Chicago Wastewater Transmission Rev., 5.00%, 1/1/42 (BAM)	1,750,000	1,812,817
Chicago Wastewater Transmission Rev., 5.00%, 1/1/43 (BAM)	2,000,000	2,058,973
Chicago Wastewater Transmission Rev., 5.00%, 1/1/44 (BAM)	2,000,000	2,045,186
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,050,872
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,297,558
Chicago Waterworks Rev., 5.00%, 11/1/31 (AGM)	1,650,000	1,813,193
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,616,811
Chicago Waterworks Rev., 5.00%, 11/1/41	1,000,000	1,024,975
Chicago Waterworks Rev., 5.00%, 11/1/42	845,000	860,388
Cook County GO, 5.00%, 11/15/29	3,270,000	3,339,702
Cook County GO, 5.00%, 11/15/34	2,000,000	2,029,572
Cook County GO, 5.00%, 11/15/35	1,800,000	1,825,344
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,180,569
Cook County Sales Tax Rev., 5.00%, 11/15/42 (BAM-TCRS)	3,000,000	3,100,684
Cook County Sales Tax Rev., 5.00%, 11/15/43 (BAM-TCRS)	2,000,000	2,050,767
Cook County Sales Tax Rev., 5.25%, 11/15/45 (BAM-TCRS)	7,275,000	7,544,945
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,012,924
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,096,368
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,222,106
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,346,511
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,412,111
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,563,722
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	400,514
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	356,739
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	409,992
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	779,148
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	7,373,992
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	987,354
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	1,860,621
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,105,708
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	517,424
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	324,727
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	514,285
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	585,005
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	965,000	987,723
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,513,402
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.25%, 10/1/39(2)	1,350,000	1,361,412
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/44(2)	800,000	749,302

	Principal Amount/ Shares	Value
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group IL), VRN, 2.67%, (MUNIPSA plus 0.70%), 5/1/42	$2,000,000	$1,985,687
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	333,194
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	704,738
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	736,181
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,000,000	5,002,616
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,475,000	5,477,865
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/30(6)	1,000,000	1,086,689
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 1/1/31(6)	2,000,000	2,186,812
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 1/1/32(6)	1,000,000	1,105,096
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 1/1/33(6)	1,000,000	1,114,161
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/34	10,000,000	10,796,272
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/35(6)	1,500,000	1,688,882
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	4,750,000	4,905,756
Illinois Municipal Electric Agency Rev., 4.00%, 2/1/35	9,000,000	8,871,687
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,044,948
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,043,582
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	11,410,000	11,463,490
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/38	4,080,000	4,388,067
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	1,670,000	1,760,464
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 5.00%, 6/15/29	2,670,000	2,757,484
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), Capital Appreciation, 0.00%, 12/15/36 (NPFG)(5)	4,000,000	2,346,512
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), Capital Appreciation, 0.00%, 12/15/41 (AGM-CR)(5)	1,245,000	554,496
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/34 (BAM)	2,210,000	2,431,221
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/35 (BAM)	1,865,000	2,018,536
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/36 (BAM)	2,525,000	2,713,472
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/26, Prerefunded at 100% of Par(1)	3,000,000	3,062,161
Springfield Electric Rev., 5.00%, 3/1/40 (BAM)	2,500,000	2,617,385
State of Illinois GO, 5.00%, 11/1/27	15,000,000	15,609,189
State of Illinois GO, 5.125%, 12/1/29	17,000,000	17,608,882
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,634,337
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,168,333
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,544,149
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,052,686
State of Illinois GO, 5.25%, 5/1/42	2,000,000	2,072,515
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/40	1,220,000	1,298,523
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/41	1,665,000	1,766,963
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,315,382
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,603,587
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,137,886
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	1,796,682
Village of Westchester GO, 5.00%, 12/15/41 (BAM)	500,000	515,820
Village of Westchester GO, 5.00%, 12/15/42 (BAM)	1,000,000	1,023,094
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(1)	55,000	55,654
Will County Community Unit School District No. 201-U Crete-Monee GO, Capital Appreciation, 5.00%, 1/1/27 (AGM)	2,760,000	2,787,139
		293,450,307
Indiana — 1.1%
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,123,328
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,010,317
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,505,923

	Principal Amount/ Shares	Value
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/32	$325,000	$343,797
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/33	415,000	437,736
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/38	800,000	816,214
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/43	860,000	852,592
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	1,899,367
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,009,850
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,039,617
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,059,365
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/32	700,000	753,721
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/33	945,000	1,020,218
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/42	1,300,000	1,308,365
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/43	1,200,000	1,201,703
Indiana Finance Authority Rev., (Indiana Finance Authority State Revolving Fund), 5.00%, 2/1/34	1,210,000	1,370,761
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	3,635,000	3,820,422
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/27	2,000,000	2,006,750
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.00%, 9/15/25	1,165,000	1,168,144
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.00%, 9/15/28	1,480,000	1,527,891
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/39	1,560,000	1,623,983
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/44	1,560,000	1,582,489
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/35	1,120,000	1,177,163
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/36	1,345,000	1,400,308
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.00%, 7/1/37	1,415,000	1,340,274
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.00%, 7/1/38	1,250,000	1,162,706
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.125%, 7/1/39	1,300,000	1,206,971
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.25%, 7/1/44	2,000,000	1,776,138
		38,546,113
Iowa — 0.4%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34	6,750,000	7,670,030
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/35	1,275,000	1,421,872
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	1,275,000	1,408,409
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 3.58%, (SOFR plus 0.55%), 5/15/56	5,000,000	4,838,226
		15,338,537
Kansas — 0.2%
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/41 (AGM)	1,415,000	1,449,065
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/42 (AGM)	1,485,000	1,515,012
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/43 (AGM)	1,180,000	1,201,859
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 2.875%, 4/1/30	130,000	127,215
Sedgwick County Unified School District No. 262 Valley Center GO, 4.50%, 9/1/43 (AGM)	875,000	876,668
Sedgwick County Unified School District No. 262 Valley Center GO, 4.50%, 9/1/44 (AGM)	525,000	524,282
		5,694,101
Kentucky — 1.5%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/29	265,000	275,934
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/32	900,000	917,297
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/33	580,000	562,256
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/34	500,000	478,532
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/35	465,000	439,339
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/36	380,000	354,642
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/38	745,000	680,328
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	395,000	398,087
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,664,930
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,350,000
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	14,750,000

	Principal Amount/ Shares	Value
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	$12,000,000	$12,702,623
Kentucky Public Energy Authority Rev., VRN, 5.25%, 6/1/55 (GA: Morgan Stanley Finance)	5,000,000	5,245,812
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 5/1/31 (BAM)	2,000,000	2,101,345
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 5/1/33 (BAM)	1,750,000	1,831,058
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,124,371
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,050,185
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,301,037
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,532,707
		52,760,483
Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Calcasieu Parish School Board), 5.00%, 12/1/39 (BAM)	500,000	524,491
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Calcasieu Parish School Board), 4.00%, 12/1/44 (BAM)	3,000,000	2,612,030
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/39 (BAM)	1,500,000	1,600,992
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/40 (BAM)	1,250,000	1,320,422
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/41 (BAM)	1,000,000	1,050,011
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,018,476
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	6,000,000	6,046,173
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/39	1,625,000	1,714,162
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/40	1,750,000	1,830,956
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	512,591
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	844,588
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	368,657
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,153,372
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,252,326
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,244,133
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 3.30%, 6/1/37	4,950,000	4,852,920
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37 (GA: Conocophillips)	12,600,000	12,602,186
		41,548,486
Maryland — 1.2%
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.25%, 6/1/26	500,000	499,481
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,501,086
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.875%, 6/1/42	1,375,000	1,338,169
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	625,000	623,478
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	3,480,000	3,480,246
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	1,600,000	1,580,300
Maryland Community Development Administration Rev., (Fairfield Marley Station LP), 4.35%, 2/1/44 (FNMA)	6,500,000	6,241,548
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland Baltimore County Proj), 4.00%, 7/1/25 (AGM)	330,000	330,163
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland Baltimore County Proj), 4.00%, 7/1/26 (AGM)	375,000	378,270
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland College Park), 5.00%, 6/1/35 (AGM)	1,230,000	1,240,167
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	513,525
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,036,998
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	465,000	477,445
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/28	565,000	586,462
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/30	1,015,000	1,069,224
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/32	1,785,000	1,894,943
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	1,200,000	1,270,358

	Principal Amount/ Shares	Value
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/35	$1,075,000	$1,128,600
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/36	1,080,000	1,123,278
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/37	1,120,000	1,155,136
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/38	450,000	458,717
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/39	435,000	439,319
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	200,139
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	177,048
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	122,728
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	132,812
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	178,462
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	254,486
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	304,896
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	329,596
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/40	4,005,000	3,577,869
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,591,259
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,240,596
		42,476,804
Massachusetts — 2.3%
Massachusetts GO, 5.00%, 10/1/34	10,000,000	11,193,969
Massachusetts GO, 5.00%, 1/1/35	10,000,000	10,513,658
Massachusetts GO, 5.00%, 10/1/37	10,000,000	10,786,473
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/39	5,130,000	5,598,421
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/34	375,000	413,332
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	750,000	821,912
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	1,000,000	1,095,882
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,000,000	1,089,166
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,250,000	1,361,457
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/37	1,145,000	1,239,032
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,000,000	1,073,516
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,585,000	1,701,522
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/26	2,280,000	2,313,150
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/34	1,000,000	1,121,499
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/35	550,000	612,827
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,425,000	2,402,122
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 5.00%, 7/1/44(2)	1,000,000	954,410
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,243,438
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,148,152
Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(2)	2,000,000	2,001,765
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(1)	125,000	125,254
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(1)	160,000	163,455
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(1)	160,000	166,683
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(1)	170,000	180,174

	Principal Amount/ Shares	Value
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(1)	$300,000	$322,621
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)	245,000	266,875
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)	275,000	299,554
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)	300,000	326,786
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)	315,000	343,125
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(1)	325,000	354,018
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)	350,000	381,250
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)	400,000	435,714
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(1)	465,000	506,518
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(2)	1,850,000	1,861,390
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/47(2)	1,000,000	928,235
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 2/15/36	4,500,000	4,541,707
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), VRN, 5.00%, 5/15/55	4,000,000	4,388,074
		81,277,136
Michigan — 2.7%
Birmingham City School District GO, 5.00%, 5/1/29	1,550,000	1,667,350
Birmingham City School District GO, 5.00%, 5/1/30	1,875,000	2,045,063
Birmingham City School District GO, 5.00%, 5/1/31	2,250,000	2,481,814
Birmingham City School District GO, 5.00%, 5/1/32	1,900,000	2,112,292
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,582,472
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,677,211
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,843,712
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	1,979,758
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,836,281
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,450,160
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,566,352
Detroit GO, 5.00%, 4/1/32	1,275,000	1,360,597
Detroit GO, 5.00%, 4/1/36	3,215,000	3,362,745
Detroit GO, 5.00%, 4/1/37	1,750,000	1,776,171
Detroit GO, 5.00%, 4/1/38	1,950,000	2,012,901
Detroit GO, 4.00%, 4/1/41	1,100,000	978,517
Detroit GO, 4.00%, 4/1/42	525,000	457,284
Detroit GO, 6.00%, 5/1/43	250,000	270,112
Detroit GO, 5.00%, 4/1/46	1,745,000	1,733,511
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/38	1,300,000	1,382,712
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/39	500,000	526,023
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/40	1,360,000	1,424,000
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/41	1,500,000	1,558,566
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/42	2,265,000	2,336,213
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/28	1,200,000	1,271,915

	Principal Amount/ Shares	Value
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/29	$1,700,000	$1,823,207
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/26	3,500,000	3,578,653
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/29	4,000,000	4,308,536
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	1,032,410
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM), (Q-SBLF)	1,480,000	1,503,129
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM), (Q-SBLF)	1,630,000	1,655,030
Livonia Public Schools GO, 5.00%, 5/1/33 (AGM)	400,000	446,747
Livonia Public Schools GO, 5.00%, 5/1/35 (AGM)	505,000	553,458
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/27	3,370,000	3,475,465
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/28	2,000,000	2,102,495
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	3,950,000	3,659,529
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 11/1/46	5,000,000	4,195,499
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement), 4.00%, 6/1/34	2,000,000	1,957,081
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement), 4.00%, 6/1/36	1,200,000	1,155,192
Michigan State Hospital Finance Authority Rev., (Corewell Health Obligated Group), VRN, 5.00%, 8/15/55	5,455,000	5,849,492
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,084,936
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,011,278
State of Michigan Trunk Line Rev., 5.00%, 11/15/32	1,500,000	1,690,905
State of Michigan Trunk Line Rev., 5.00%, 11/15/33	1,500,000	1,697,413
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,000,353
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	650,228
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	1,175,000	1,175,397
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,150,340
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/37 (AGM)	1,750,000	1,892,434
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/38 (AGM)	600,000	658,438
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/39 (AGM)	1,250,000	1,362,144
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,499,599
		96,863,120
Minnesota — 0.2%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,027,948
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,015,541
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	400,115
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	381,695
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	366,650
State of Minnesota GO, 4.00%, 8/1/44	5,000,000	4,762,716
		7,954,665
Mississippi — 0.3%
Hinds County COP, 4.625%, 9/1/54 (BAM)(2)	3,840,000	3,312,849
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System), 6.875%, 12/1/40 (AGM)	4,250,000	4,317,817
Mississippi Home Corp. Rev., (MS3 Housing LP), Series 2025-06FN, 4.55%, 4/1/42 (FNMA), (HUD)	4,700,000	4,621,623
		12,252,289
Missouri — 1.1%
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/26	805,000	815,583
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/27	1,100,000	1,135,826
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/30	1,355,000	1,387,985
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/31	1,255,000	1,283,143
Eureka COP, 5.00%, 4/1/34 (BAM)	1,000,000	1,075,919
Eureka COP, 5.00%, 4/1/35 (BAM)	1,000,000	1,073,662
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 4.00%, 5/1/51	6,000,000	6,035,265
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 5.00%, 4/1/59	2,080,000	2,302,660

	Principal Amount/ Shares	Value
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.00%, 2/1/26	$480,000	$483,405
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/44	700,000	703,423
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/48	1,000,000	991,687
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.00%, 6/1/29	4,500,000	4,757,946
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/40	1,100,000	1,177,029
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/41	2,100,000	2,228,306
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/40	825,000	913,571
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	546,573
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	263,649
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	525,754
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	549,739
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	495,124
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	3,500,000	3,447,891
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	505,263
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	984,814
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	647,785
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,010,200
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	931,776
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,105,000	992,259
		39,266,237
Nebraska — 2.0%
Central Plains Energy Project Rev., 5.00%, 9/1/29 (GA: Goldman Sachs Group, Inc.)	4,390,000	4,584,348
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	10,000,000	10,002,835
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	14,000,000	14,443,853
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	35,150,000	36,233,112
Nebraska Public Power District Rev., 5.00%, 7/1/28	2,750,000	2,886,474
Omaha Public Power District Rev., 5.00%, 2/1/40	1,885,000	1,997,821
		70,148,443
Nevada — 1.2%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	747,299
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	773,703
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(1)	1,270,000	1,329,189
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(1)	1,840,000	1,939,340
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.00%, 10/1/31 (BAM)	1,245,000	1,352,322
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.00%, 10/1/33 (BAM)	1,000,000	1,091,822
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/35 (BAM)	1,000,000	1,097,050
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/37 (BAM)	1,000,000	1,079,063
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/38 (BAM)	1,000,000	1,070,480
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/34	650,000	715,691

	Principal Amount/ Shares	Value
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/35	$700,000	$763,289
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/36	1,000,000	1,082,425
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/37	795,000	857,798
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/38	800,000	854,671
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	430,000	367,204
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	955,000	766,704
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	915,000	744,659
Las Vegas Special Improvement District No. 613 Special Assessment, 5.00%, 12/1/39	375,000	369,510
Las Vegas Special Improvement District No. 613 Special Assessment, 5.25%, 12/1/47	925,000	886,288
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	460,000	417,439
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	500,000	417,982
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	945,000	901,168
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	645,000	475,915
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,360,000	2,340,643
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,410,000	928,492
Las Vegas Special Improvement District No. 817 Special Assessment, 5.50%, 6/1/38	375,000	390,415
Las Vegas Special Improvement District No. 817 Special Assessment, 5.75%, 6/1/43	500,000	516,033
Reno Rev., (County of Washoe NV Sales Tax), 5.00%, 6/1/29	1,485,000	1,572,137
Reno Rev., (County of Washoe NV Sales Tax), 5.00%, 6/1/34	1,010,000	1,055,386
Reno Rev., (County of Washoe NV Sales Tax), 5.00%, 6/1/36	1,000,000	1,037,472
Reno Rev., (County of Washoe NV Sales Tax), 4.00%, 6/1/43	1,000,000	922,473
State of Nevada GO, 5.00%, 5/1/37	6,960,000	7,619,285
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/27	1,560,000	1,573,706
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/32	3,035,000	3,195,803
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	3,000,000	2,911,305
		44,164,161
New Hampshire — 0.6%
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/37 (BAM)	860,000	914,010
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/38 (BAM)	665,000	701,156
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/39 (BAM)	790,000	840,639
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/41 (BAM)	1,325,000	1,395,002
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/42 (BAM)	1,070,000	1,124,998
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 4.125%, 12/1/43 (BAM)	1,500,000	1,396,655
New Hampshire Business Finance Authority Rev., SEQ, 4.125%, 1/20/34	13,474,000	13,240,372
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/38	1,145,000	1,147,675
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/40	2,000,000	2,004,673
		22,765,180
New Jersey — 4.0%
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,017,753
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,136,952
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge), 5.00%, 7/1/27 (BAM)	3,000,000	3,091,104
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge), 5.00%, 7/1/28 (BAM)	6,000,000	6,180,112
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge), 5.00%, 7/1/33	1,000,000	1,005,504
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/25	5,000,000	5,002,410
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.50%, 6/15/27	5,000,000	5,143,675
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	5,810,000	6,111,799

	Principal Amount/ Shares	Value
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/30	$5,150,000	$5,426,001
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/31	4,790,000	5,116,257
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/37	2,500,000	2,624,558
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	9,375,000	10,455,674
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(1)	1,500,000	1,531,293
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26, Prerefunded at 100% of Par(1)	1,500,000	1,531,293
New Jersey Housing & Mortgage Finance Agency Rev., (Montgomery Gateway Preservation LP), 4.55%, 5/1/41 (FNMA)	1,515,000	1,507,064
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,036,580
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,026,611
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/28, Prerefunded at 100% of Par(1)	3,500,000	3,757,296
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/29	2,770,000	2,935,944
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/31	6,000,000	6,389,373
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	4,000,000	4,112,133
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/35	17,500,000	17,952,935
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/37	1,000,000	1,057,976
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	1,855,000	1,857,918
New Jersey Turnpike Authority Rev., 5.00%, 1/1/43(6)	2,000,000	2,092,697
New Jersey Turnpike Authority Rev., 5.00%, 1/1/44	1,000,000	1,036,183
New Jersey Turnpike Authority Rev., 5.00%, 1/1/44(6)	1,640,000	1,707,000
New Jersey Turnpike Authority Rev., 5.00%, 1/1/45(6)	1,500,000	1,554,589
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,038,823
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,380,242
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,682,612
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/27	1,025,000	1,047,253
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/28	5,775,000	5,949,756
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	3,000,000	3,086,506
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	4,650,000	4,766,904
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	5,500,000	5,622,648
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/35	4,000,000	4,061,092
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/36	7,000,000	7,087,323
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/37	1,000,000	1,009,964
		143,131,807
New Mexico — 0.0%
Aspire Public Improvement District Special Tax, 4.45%, 10/1/33	375,000	368,376
Aspire Public Improvement District Special Tax, 5.05%, 10/1/44	415,000	375,438
New Mexico Finance Authority Rev., 5.00%, 6/1/28	310,000	310,404
New Mexico Finance Authority Rev., 5.00%, 6/1/33	800,000	800,722
		1,854,940
New York — 9.8%
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	1,732,514
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/36	5,855,000	5,830,639
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/41	10,000,000	9,277,509
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/43	10,000,000	10,421,280
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	1,872,932
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	917,205
Long Island Power Authority Rev., 5.00%, 9/1/33	4,000,000	4,545,990
Long Island Power Authority Rev., VRN, 3.00%, 9/1/49	4,500,000	4,327,540
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,066,332
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	9,737,565
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	8,195,000	6,935,310

	Principal Amount/ Shares	Value
Metropolitan Transportation Authority Rev., 4.00%, 11/15/49	$5,000,000	$4,201,901
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	2,978,615
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,210,072
Monroe County Industrial Development Corp. Rev., (St. John Fisher University), 5.00%, 6/1/38	770,000	811,446
Monroe County Industrial Development Corp. Rev., (St. John Fisher University), 5.00%, 6/1/39	1,100,000	1,150,061
New York City GO, 5.00%, 8/1/33	1,000,000	1,118,295
New York City GO, 5.00%, 8/1/34	1,000,000	1,110,335
New York City GO, 5.00%, 8/1/35	5,900,000	6,499,976
New York City GO, 5.00%, 8/1/37	5,520,000	5,970,375
New York City GO, 5.25%, 10/1/39	2,000,000	2,142,004
New York City GO, 5.00%, 2/1/40	3,400,000	3,629,861
New York City GO, 5.25%, 10/1/40	3,000,000	3,201,447
New York City GO, 4.00%, 9/1/46	4,960,000	4,398,809
New York City GO, 4.00%, 3/1/47	5,000,000	4,389,426
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/28	1,000,000	1,031,839
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/37	9,760,000	9,633,967
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.50%, 6/15/39	3,000,000	3,388,329
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/40	7,530,000	7,241,250
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/42	4,835,000	4,464,611
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/43	6,895,000	6,319,985
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/45	7,750,000	6,985,083
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/47	3,500,000	3,564,354
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured), 5.00%, 11/1/27	1,000,000	1,050,790
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured), 5.00%, 11/1/29	6,155,000	6,679,070
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured), 5.00%, 5/1/36	1,740,000	1,905,457
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	10,031,771
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/35	3,295,000	3,585,304
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/35	7,485,000	8,266,406
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/36	350,000	378,009
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/37	7,500,000	7,381,653
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/37	3,750,000	4,079,561
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/39	2,000,000	2,106,391
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/39	6,640,000	7,112,393
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	10,000,000	10,662,344
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	4,840,000	4,456,315
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	9,795,000	10,935,114
New York Power Authority Rev., 5.00%, 11/15/43	1,250,000	1,320,980
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/36 (AGM)	1,000,000	1,105,656
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/37 (AGM)	400,000	438,054
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/38 (AGM)	475,000	514,849
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/40 (AGM)	700,000	765,643
New York State Dormitory Authority Rev., 5.00%, 10/1/27 (BAM)	3,600,000	3,771,843
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	3,105,000	3,309,332
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	5,000,000	4,465,766
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/32	5,000,000	5,552,478
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/33	5,000,000	5,591,195
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/38	13,490,000	13,786,943
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/39	2,135,000	2,030,734
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/46	5,040,000	4,433,548
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.25%, 6/15/44	500,000	536,400

	Principal Amount/ Shares	Value
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.25%, 6/15/45	$1,000,000	$1,070,135
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.30%, 12/15/54	3,270,000	3,245,931
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.35%, 12/15/54	1,365,000	1,353,593
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	4,937,950
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/30	5,135,000	5,522,440
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/37	1,280,000	1,331,265
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/39	6,500,000	6,035,624
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	3,850,000	3,484,725
State of New York GO, 5.00%, 3/15/40	1,675,000	1,800,555
State of New York GO, 5.00%, 3/15/41	1,750,000	1,869,634
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	730,564
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,000,662
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,009,937
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	700,903
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/37	550,000	597,485
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/38	750,000	807,570
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/40	1,500,000	1,585,712
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/41	2,200,000	2,309,086
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/42	3,520,000	3,666,965
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/33	1,250,000	1,318,689
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000,000	1,044,203
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36	1,350,000	1,402,968
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	1,375,000	1,420,905
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	1,500,000	1,536,998
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	6,125,000	6,556,007
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	6,140,000	6,176,449
Westchester County Local Development Corp. Rev., (New York Blood Center, Inc.), 5.00%, 7/1/35	3,750,000	4,013,522
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/32 (AGM)	2,000,000	2,211,363
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/33 (AGM)	2,000,000	2,221,440
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/34 (AGM)	1,500,000	1,650,338
		350,974,474
North Carolina — 1.8%
Charlotte Airport Rev., 5.00%, 7/1/33	2,000,000	2,216,456
Charlotte Airport Rev., 5.00%, 7/1/35	2,165,000	2,370,710
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/28	1,000,000	1,050,444
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/29	1,500,000	1,599,508
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/30	1,340,000	1,427,698
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRN, 3.25%, 1/15/50	3,500,000	3,489,038
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.625%, 1/15/48	1,000,000	1,004,183
Greenville Utilities Commission Rev., 5.00%, 9/1/43(6)	2,170,000	2,288,427
Greenville Utilities Commission Rev., 5.00%, 9/1/44(6)	3,230,000	3,388,100
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,242,545
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	2,613,418
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	1,000,367
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	915,921
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.25%, 9/1/28	1,090,000	1,085,002
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,020,633
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	581,028
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,797,805
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,016,659
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,095,917

	Principal Amount/ Shares	Value
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	$1,115,000	$1,133,809
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,243,512
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group NC), 4.00%, 10/1/45	1,000,000	836,636
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 3.75%, 10/1/28	525,000	524,469
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,051,278
North Carolina Turnpike Authority Rev., 5.00%, 1/1/33 (AGM)	2,570,000	2,702,353
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	15,838,609
State of North Carolina Rev., 5.00%, 3/1/40	2,250,000	2,410,067
State of North Carolina Rev., (State of North Carolina Highway Trust Fund), 5.00%, 5/1/27	3,250,000	3,386,252
		64,330,844
Ohio — 2.3%
American Municipal Power, Inc. Rev., 5.00%, 2/15/34	980,000	1,071,462
American Municipal Power, Inc. Rev., 5.00%, 2/15/36	1,080,000	1,167,639
American Municipal Power, Inc. Rev., 5.00%, 2/15/37	1,135,000	1,217,236
American Municipal Power, Inc. Rev., 5.00%, 2/15/38	1,190,000	1,261,333
American Municipal Power, Inc. Rev., 5.00%, 2/15/40	1,315,000	1,364,448
American Municipal Power, Inc. Rev., 5.00%, 2/15/41	1,380,000	1,420,365
American Municipal Power, Inc. Rev., 5.00%, 2/15/42	1,450,000	1,478,666
American Municipal Power, Inc. Rev., 5.00%, 2/15/43	1,520,000	1,538,129
American Municipal Power, Inc. Rev., 5.00%, 2/15/44	1,595,000	1,603,385
American Municipal Power, Inc. Rev., 5.00%, 2/15/45	1,550,000	1,548,987
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/35	6,200,000	6,393,296
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/36	6,505,000	6,675,445
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	5,375,000	5,032,098
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	5,000,000	4,619,747
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	620,000	630,393
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,651,095
Columbus-Franklin County Finance Authority Rev., (Meadow Creek Apartments LP), 4.82%, 11/1/43 (FNMA)	2,025,000	1,996,183
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,015,986
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,636,019
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,772,546
Greene County Port Authority Rev., (Kinsey Greene Preservation LP), 4.66%, 12/1/40 (FNMA)	3,600,000	3,562,324
Hamilton Sewer System Rev., 5.00%, 12/1/25	2,250,000	2,271,671
Hamilton Sewer System Rev., 5.00%, 12/1/26	2,000,000	2,061,458
Hamilton Sewer System Rev., 5.00%, 12/1/27	1,125,000	1,185,414
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/41	500,000	520,334
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/42	1,000,000	1,035,288
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/43	1,000,000	1,031,436
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/32	350,000	393,587
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/32	400,000	451,644
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/33	700,000	785,040
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/34	650,000	724,672
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/35	1,100,000	1,218,291
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/36	750,000	820,900
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/38	1,450,000	1,561,342
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/33	4,000,000	4,515,424
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	2,905,000	3,140,818

	Principal Amount/ Shares	Value
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54	$3,040,000	$3,300,725
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/33	700,000	758,516
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/34	1,000,000	1,077,369
Toledo GO, 5.00%, 12/1/37 (BAM)	395,000	422,186
Toledo GO, 5.00%, 12/1/38 (BAM)	350,000	371,103
Toledo GO, 5.00%, 12/1/39 (BAM)	440,000	463,125
Worthington City School District GO, 5.00%, 12/1/41	1,400,000	1,474,399
Worthington City School District GO, 5.00%, 12/1/42	1,800,000	1,882,578
		81,124,102
Oklahoma — 0.2%
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/41(6)	1,210,000	1,269,059
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/42(6)	1,380,000	1,435,706
Oklahoma Water Resources Board Rev., 4.00%, 10/1/48	5,385,000	4,830,709
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	900,681
		8,436,155
Oregon — 1.0%
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/32	500,000	504,457
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/37	500,000	497,000
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/47	3,900,000	3,576,017
Clackamas County School District No. 12 North Clackamas GO, Capital Appreciation, 0.00%, 6/15/35 (SCH BD GTY)(5)	10,000,000	6,404,367
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	2,570,000	2,205,493
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	268,730
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/32 (SCH BD GTY)(5)	1,000,000	785,736
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/33 (SCH BD GTY)(5)	1,000,000	751,863
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/34 (SCH BD GTY)(5)	1,000,000	717,703
Oregon State Lottery Rev., 5.00%, 4/1/40	750,000	810,667
Oregon State Lottery Rev., 5.00%, 4/1/41	500,000	536,013
Oregon State Lottery Rev., 5.25%, 4/1/42	500,000	541,792
State of Oregon Department of Transportation Rev., 5.00%, 11/15/30	1,250,000	1,380,296
State of Oregon Department of Transportation Rev., 5.00%, 11/15/33	630,000	704,500
State of Oregon Department of Transportation Rev., 5.00%, 11/15/35	3,710,000	4,109,675
State of Oregon Department of Transportation Rev., 5.00%, 11/15/36	2,900,000	3,186,476
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(2)	500,000	530,275
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(2)	500,000	528,321
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(2)	500,000	526,589
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(2)	800,000	826,688
Washington & Multnomah Counties School District No. 48J Beaverton GO, Capital Appreciation, 0.00%, 6/15/41 (SCH BD GTY)(5)	6,500,000	3,016,704
Washington & Multnomah Counties School District No. 48J Beaverton GO, Capital Appreciation, 0.00%, 6/15/42 (SCH BD GTY)(5)	5,000,000	2,187,892
		34,597,254
Pennsylvania — 4.9%
Adams County General Authority Rev., (Brethren Home Community Obligated Group), 3.60%, 6/1/29	1,045,000	1,026,567
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,234,556
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,006,491
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	601,680
Allegheny County Industrial Development Authority Rev., (United States Steel Corp.), 5.125%, 5/1/30	4,000,000	4,166,705
Bucks County Water & Sewer Authority Rev., 4.00%, 12/1/42 (AGM)	2,750,000	2,575,766
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,598,915
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	6,325,000	6,544,859
Commonwealth Financing Authority Rev., 5.00%, 6/1/33	3,205,000	3,305,941
Commonwealth Financing Authority Rev., 5.00%, 6/1/34	2,765,000	2,842,340
Commonwealth Financing Authority Rev., 4.00%, 6/1/39 (AGM)	5,600,000	5,156,621

	Principal Amount/ Shares	Value
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	$1,040,000	$1,055,190
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,110,493
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,164,551
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,218,379
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,277,658
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,030,777
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	5,450,000	5,516,175
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,310,295
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/29(6)	1,355,000	1,438,052
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/30(6)	1,060,000	1,136,361
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/31(6)	1,110,000	1,199,109
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/32(6)	1,545,000	1,671,864
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/33(6)	1,610,000	1,748,481
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/34(6)	1,265,000	1,371,231
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/35(6)	465,000	503,008
Luzerne County Industrial Development Authority Rev., (County of Luzerne PA), 5.00%, 12/15/27 (AGM)	1,000,000	1,008,376
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/42	8,000,000	8,017,795
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	524,656
Pennsylvania COP, 5.00%, 7/1/29	600,000	626,399
Pennsylvania COP, 5.00%, 7/1/30	750,000	781,466
Pennsylvania COP, 5.00%, 7/1/31	850,000	882,941
Pennsylvania COP, 5.00%, 7/1/35	450,000	463,809
Pennsylvania GO, 5.00%, 8/15/25	12,000,000	12,047,231
Pennsylvania GO, 4.00%, 2/1/32	6,200,000	6,223,981
Pennsylvania Housing Finance Agency Rev., (Darby Housing LP), 4.90%, 6/1/41 (FNMA)	2,275,000	2,290,329
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	3,938,527
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	7,210,000	8,053,854
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/34	2,000,000	2,220,537
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/36	500,000	544,690
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/37	525,000	567,474
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/39	1,000,000	1,062,597
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 4.90%, 12/1/44	2,000,000	2,008,509
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/27 (AGM)	1,000,000	1,040,074
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/29 (AGM)	1,465,000	1,520,979
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/30 (AGM)	2,960,000	3,073,623
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/31 (AGM)	1,610,000	1,668,841
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/32 (AGM)	1,800,000	1,862,034
Philadelphia Energy Authority Rev., (City of Philadelphia PA), 5.00%, 11/1/34	1,000,000	1,097,594
Philadelphia Energy Authority Rev., (City of Philadelphia PA), 5.00%, 11/1/35	1,000,000	1,089,838
Philadelphia Municipal Authority Rev., (City of Philadelphia PA), 5.00%, 4/1/26	1,750,000	1,776,529
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/41 (AGC)	2,000,000	2,101,537
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/42 (AGC)	1,000,000	1,041,025
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/43 (AGC)	1,325,000	1,371,747
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,280,000	1,439,848

	Principal Amount/ Shares	Value
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	$1,500,000	$1,660,002
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,592,382
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,703,465
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,041,218
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	1,865,734
Reading School District GO, 5.00%, 3/1/28 (AGM), (ST AID WITHHLDG)	1,025,000	1,058,975
Reading School District GO, 5.00%, 3/1/35 (AGM), (ST AID WITHHLDG)	2,000,000	2,039,611
Reading School District GO, 5.00%, 3/1/37 (AGM), (ST AID WITHHLDG)	1,500,000	1,523,542
Reading School District GO, 5.00%, 3/1/38 (AGM), (ST AID WITHHLDG)	1,500,000	1,519,660
School District of Philadelphia GO, 5.00%, 9/1/26 (ST AID WITHHLDG)	2,200,000	2,254,250
School District of Philadelphia GO, 5.00%, 9/1/27 (ST AID WITHHLDG)	500,000	519,733
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	475,000	500,908
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	5,000,000	5,090,318
School District of Philadelphia GO, 5.00%, 9/1/29 (ST AID WITHHLDG)	1,225,000	1,285,064
School District of Philadelphia GO, 5.00%, 9/1/30 (ST AID WITHHLDG)	3,000,000	3,142,415
School District of Philadelphia GO, 5.00%, 9/1/33 (ST AID WITHHLDG)	1,625,000	1,690,872
Scranton GO, 5.00%, 11/15/28 (AGM)	1,545,000	1,622,864
Scranton GO, 5.00%, 11/15/29 (AGM)	1,875,000	1,987,500
Scranton GO, 5.00%, 11/15/30 (AGM)	920,000	983,328
Scranton GO, 5.00%, 11/15/31 (AGM)	1,675,000	1,796,864
Scranton GO, 5.00%, 11/15/32 (AGM)	1,520,000	1,619,243
Scranton School District GO, 5.00%, 12/1/32 (BAM), (ST AID WITHHLDG)	1,000,000	1,036,909
Scranton School District GO, 5.00%, 12/1/34 (BAM), (ST AID WITHHLDG)	1,650,000	1,701,401
Scranton School District GO, 5.00%, 12/1/35 (BAM), (ST AID WITHHLDG)	750,000	771,702
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	3,471,195
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	4,500,000	5,053,619
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	322,685
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	427,842
		175,442,206
Puerto Rico — 0.1%
Puerto Rico GO, VRN, 0.00%, 11/1/51	3,116,065	1,608,669
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(5)	15,000,000	3,541,132
		5,149,801
Rhode Island — 0.4%
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/27 (AGM)	1,635,000	1,701,309
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/29 (AGM)	1,810,000	1,875,235
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/32 (AGM)	2,000,000	2,055,804
Providence Public Building Authority Rev., (City of Providence RI), 4.00%, 9/15/33 (AGM)	5,620,000	5,613,505
Providence Public Building Authority Rev., (City of Providence RI), 5.25%, 9/15/40 (AGC)	1,100,000	1,178,968
Providence Public Building Authority Rev., (City of Providence RI), 5.25%, 9/15/41 (AGC)	1,000,000	1,062,254
		13,487,075
South Carolina — 1.0%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.00%, 11/1/30	330,000	318,469
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.25%, 11/1/40	1,000,000	882,701
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/38	1,050,000	1,137,734
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/39	1,000,000	1,075,717
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/40	1,400,000	1,492,992
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/41	1,560,000	1,651,214
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/42	1,000,000	1,053,378
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/42	500,000	470,541
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/43	515,000	479,189
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/44	500,000	462,423

	Principal Amount/ Shares	Value
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/45	$750,000	$682,188
Greenville County School District Rev., 5.00%, 12/1/25	2,500,000	2,522,966
Greenville County School District Rev., 5.00%, 12/1/26	5,000,000	5,158,103
Greenwood Fifty Schools Facilities, Inc. Rev., (Greenwood School District No. 50), 5.00%, 12/1/27 (BAM)	5,000,000	5,089,625
Myrtle Beach Tax Allocation, (City of Myrtle Beach SC Myrtle Beach Air Force Redevelopment Project Area), 5.00%, 10/1/26	450,000	459,675
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	8,250,000	8,689,293
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.00%, 11/1/26(2)	320,000	309,731
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.625%, 11/1/31(2)	1,000,000	874,009
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.75%, 11/1/36(2)	995,000	792,221
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.25%, 11/15/39	820,000	843,353
		34,445,522
Tennessee — 1.1%
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/39	550,000	617,687
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/40	825,000	922,940
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/41	1,000,000	1,109,914
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/42	700,000	772,251
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/43	550,000	604,459
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/44	775,000	848,773
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/45	725,000	791,975
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)	1,530,000	1,642,987
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)	1,820,000	1,839,185
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/33 (BAM)	650,000	707,372
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/34 (BAM)	550,000	594,776
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/35 (BAM)	600,000	644,309
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/36 (BAM)	875,000	932,753
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/28	2,250,000	2,362,076
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.00%, 7/1/38 (AGM)	1,310,000	1,395,362
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.00%, 7/1/39 (AGM)	4,505,000	4,765,221
Metropolitan Government of Nashville & Davidson County GO, 4.00%, 1/1/43	5,000,000	4,696,312
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	415,167
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	375,145
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	475,179
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	475,174
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/37	280,000	300,616
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/38	230,000	244,763
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/39	350,000	370,255
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/40	350,000	368,162
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/41	500,000	522,655
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/42	500,000	519,528
Metropolitan Nashville Airport Authority Rev., 5.25%, 7/1/47	500,000	516,794
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.00%, 6/1/44(2)	4,335,000	4,145,272
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	3,750,000	3,901,635
		37,878,697

	Principal Amount/ Shares	Value
Texas — 13.9%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	$1,425,000	$1,497,859
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,043,519
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,146,461
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,039,697
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,036,827
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/31 (PSF-GTD)	2,175,000	2,379,819
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/32 (PSF-GTD)	4,300,000	4,749,747
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/34 (PSF-GTD)	1,300,000	1,416,350
Arlington Higher Education Finance Corp. Rev., (Trinity Basin Preparatory, Inc.), 4.125%, 8/15/42 (PSF-GTD)	2,915,000	2,745,034
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/38 (PSF-GTD)(6)	1,380,000	1,474,148
Austin Electric Utility Rev., 5.00%, 11/15/36	7,155,000	7,798,858
Austin Electric Utility Rev., 5.00%, 11/15/37	3,000,000	3,239,968
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	4,761,384
Austin Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	1,375,000	1,348,961
Belton Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,200,000	1,158,573
Belton Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	952,281
Belton Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,120,000	1,049,204
Birdville Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,000,000	1,112,231
Central Texas Regional Mobility Authority Rev., 5.00%, 7/1/25, Prerefunded at 100% of Par(1)	2,000,000	2,003,145
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	11,500,000	12,105,528
Chambers County Justice Center Public Facilities Corp. Rev., (County of Chambers TX), 5.00%, 6/1/38	1,000,000	1,052,264
Clear Creek Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	3,500,000	3,878,525
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,119,556
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	508,654
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/31 (PSF-GTD)	3,290,000	3,601,092
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/32 (PSF-GTD)	1,800,000	1,984,688
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/33 (PSF-GTD)	1,600,000	1,753,426
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.25%, 8/15/28	1,000,000	1,001,870
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/32 (PSF-GTD)	1,655,000	1,811,520
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/33 (PSF-GTD)	2,750,000	3,026,102
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,082,475
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/26 (PSF-GTD)	500,000	507,704
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/28 (PSF-GTD)	910,000	953,528
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/30 (PSF-GTD)	800,000	857,825
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/31 (PSF-GTD)	565,000	611,912
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/33 (PSF-GTD)	460,000	496,350
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/34 (PSF-GTD)	1,320,000	1,417,563
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/35 (PSF-GTD)	385,000	411,306
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/36 (PSF-GTD)	560,000	594,681
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/38 (PSF-GTD)	265,000	277,879
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 4.00%, 4/1/43 (PSF-GTD)	1,650,000	1,527,621
Corpus Christi Independent School District GO, 5.00%, 8/15/34 (PSF-GTD)	1,000,000	1,121,108
Corpus Christi Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,000,000	1,122,446
Corpus Christi Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,112,414
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,089,692
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	3,910,000	4,221,341
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/38 (PSF-GTD)	1,000,000	1,069,831
Cypress-Fairbanks Independent School District GO, 4.00%, 2/15/44 (PSF-GTD)	3,500,000	3,268,041
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/35	4,000,000	4,355,814
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/36	6,965,000	7,531,748
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/37	1,000,000	1,080,883
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	1,000,000	1,071,222

	Principal Amount/ Shares	Value
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	$4,000,000	$4,255,766
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/39	1,500,000	1,595,661
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/40	1,375,000	1,462,376
Del Valle Independent School District GO, 4.00%, 6/15/37 (PSF-GTD)	2,250,000	2,255,103
Del Valle Independent School District GO, 4.00%, 6/15/38 (PSF-GTD)	2,105,000	2,082,457
Del Valle Independent School District GO, 4.00%, 6/15/39 (PSF-GTD)	2,500,000	2,445,707
Del Valle Independent School District GO, 4.00%, 6/15/40 (PSF-GTD)	4,860,000	4,694,244
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	200,129
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/40 (PSF-GTD)	2,300,000	2,194,691
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/41 (PSF-GTD)	2,250,000	2,131,481
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/40 (BAM)(5)	2,840,000	1,373,436
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/41 (BAM)(5)	3,000,000	1,360,247
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/42 (BAM)(5)	7,400,000	3,157,617
Fort Bend Independent School District GO, 5.00%, 8/15/39 (PSF-GTD)	1,445,000	1,558,261
Fort Bend Independent School District GO, 5.00%, 8/15/40 (PSF-GTD)	2,775,000	2,969,917
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)	5,600,000	5,685,392
Fort Bend Toll Road Rev., 5.00%, 3/1/32 (AGC)(6)	600,000	662,854
Fort Bend Toll Road Rev., 5.00%, 3/1/33 (AGC)(6)	800,000	889,689
Fort Bend Toll Road Rev., 5.00%, 3/1/34 (AGC)(6)	700,000	779,839
Fort Bend Toll Road Rev., 5.00%, 3/1/34 (AGM)	750,000	836,079
Fort Bend Toll Road Rev., 5.00%, 3/1/35 (AGM)	700,000	774,109
Fort Bend Toll Road Rev., 5.00%, 3/1/35 (AGC)(6)	1,000,000	1,115,382
Fort Bend Toll Road Rev., 5.00%, 3/1/36 (AGM)	800,000	875,995
Fort Bend Toll Road Rev., 5.00%, 3/1/36 (AGC)(6)	1,000,000	1,103,473
Fort Bend Toll Road Rev., 5.00%, 3/1/37 (AGM)	500,000	542,268
Fort Bend Toll Road Rev., 5.00%, 3/1/38 (AGM)	500,000	538,285
Fort Worth Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,500,000	1,477,998
Fort Worth Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,500,000	2,438,864
Fort Worth Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,449,803
Fourth Ward Redevelopment Authority Tax Allocation, 4.00%, 9/1/38 (AGC)	255,000	248,001
Fourth Ward Redevelopment Authority Tax Allocation, 4.00%, 9/1/39 (AGC)	330,000	317,355
Fourth Ward Redevelopment Authority Tax Allocation, 4.25%, 9/1/41 (AGC)	800,000	769,074
Fourth Ward Redevelopment Authority Tax Allocation, 4.25%, 9/1/43 (AGC)	1,000,000	942,822
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	8,365,000	8,202,897
Galveston Independent School District GO, 4.00%, 2/1/41 (PSF-GTD)	2,715,000	2,640,825
Galveston Wharves & Terminal Rev., 5.00%, 8/1/33	1,175,000	1,276,347
Galveston Wharves & Terminal Rev., 5.00%, 8/1/34	2,215,000	2,390,624
Galveston Wharves & Terminal Rev., 5.00%, 8/1/35	2,590,000	2,773,709
Galveston Wharves & Terminal Rev., 5.25%, 8/1/40	975,000	1,033,585
Galveston Wharves & Terminal Rev., 5.25%, 8/1/42	1,250,000	1,307,080
Galveston Wharves & Terminal Rev., 5.25%, 8/1/44	1,175,000	1,213,476
Garland Electric Utility System Rev., 5.00%, 3/1/32 (AGM)	800,000	882,989
Garland Electric Utility System Rev., 5.00%, 3/1/34 (AGM)	600,000	659,317
Garland Electric Utility System Rev., 5.00%, 3/1/35 (AGM)	960,000	1,042,236
Garland Electric Utility System Rev., 5.00%, 3/1/37 (AGM)	830,000	889,392
Garland Electric Utility System Rev., 5.00%, 3/1/39 (AGM)	525,000	553,649
Georgetown Utility System Rev., 5.00%, 8/15/33 (BAM)	1,025,000	1,128,088
Georgetown Utility System Rev., 5.00%, 8/15/34 (BAM)	2,130,000	2,326,913
Georgetown Utility System Rev., 5.00%, 8/15/35 (BAM)	700,000	757,967
Georgetown Utility System Rev., 5.00%, 8/15/36 (BAM)	560,000	601,577
Gregory-Portland Independent School District GO, 5.00%, 2/15/31 (PSF-GTD)	6,250,000	6,903,752
Gregory-Portland Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	6,240,000	6,956,293
Harris County Rev., (County of Harris TX Toll Road), 5.00%, 8/15/27	1,500,000	1,505,519

	Principal Amount/ Shares	Value
Harris County Rev., (County of Harris TX Toll Road), 5.00%, 8/15/28	$1,000,000	$1,003,515
Harris County Rev., (County of Harris TX Toll Road), 5.00%, 8/15/29	1,000,000	1,003,310
Harris County Cultural Education Facilities Finance Corp. Rev., (Baylor College of Medicine Obligated Group), 5.00%, 5/15/29	4,000,000	4,232,200
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/27	430,000	433,667
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 4.00%, 1/1/31	1,745,000	1,719,920
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,000,000	1,003,601
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/54	2,250,000	2,386,963
Harris Toll Road Rev., 5.00%, 8/15/33	4,000,000	4,455,752
Harris Toll Road Rev., 5.00%, 8/15/34	2,670,000	2,948,879
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/30 (AGC)	515,000	550,552
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/32 (AGC)	285,000	307,807
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/35 (AGC)	1,000,000	1,081,023
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/37 (AGC)	1,200,000	1,282,215
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/39 (AGC)	1,250,000	1,321,627
Hays Consolidated Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,200,000	1,337,749
Hays Consolidated Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,000,000	1,005,458
Hays Consolidated Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,250,000	1,246,688
Hays Consolidated Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,000,000	1,976,256
Hays Consolidated Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,180,000	2,134,963
Houston GO, 5.25%, 3/1/39	2,000,000	2,152,922
Houston GO, 5.25%, 3/1/40	1,145,000	1,223,693
Houston GO, 5.25%, 3/1/42	2,750,000	2,902,766
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	429,545
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	948,856
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,052,662
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	710,899
Humble Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	3,285,000	3,182,033
Humble Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	2,883,147
Humble Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	2,250,000	2,120,593
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	251,067
Jacksboro Independent School District GO, VRN, 4.00%, 2/15/48 (PSF-GTD)	3,160,000	3,240,781
Katy Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	600,000	587,948
Katy Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,000,000	971,846
Katy Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	963,257
Katy Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	944,636
Klein Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	6,120,000	6,036,298
Lewisville Independent School District GO, 5.00%, 8/15/38 (PSF-GTD)(6)	3,000,000	3,260,318
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	5,700,000	5,531,594
Midland Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	5,000,000	4,832,677
New Hope Cultural Education Facilities Finance Corp. Rev., (Bella Vida Forefront Living Obligated Group), 4.25%, 10/1/30	1,810,000	1,802,908
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	719,319
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	471,187
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	504,855

	Principal Amount/ Shares	Value
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	$1,000,000	$1,031,498
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,031,498
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,031,498
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,670,000	1,722,601
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,631,907
North Texas Tollway Authority Rev., 5.00%, 1/1/41	2,145,000	2,248,327
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/27	7,825,000	8,090,211
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/38 (AGC)(5)	14,000,000	8,167,537
Northside Independent School District GO, 5.00%, 8/15/33 (PSF-GTD)	1,035,000	1,162,380
Northside Independent School District GO, 5.00%, 8/15/34 (PSF-GTD)	1,000,000	1,127,834
Northside Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,108,912
Northside Independent School District GO, 5.00%, 8/15/37 (PSF-GTD)	1,225,000	1,345,947
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	6,965,000	6,917,249
Northwest Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,500,000	1,506,662
Northwest Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,000,000	1,990,764
Pasadena Economic Development Corp. Rev., (City of Pasadena TX Sales Tax), 5.25%, 8/15/39 (BAM)	1,000,000	1,079,075
Pasadena Economic Development Corp. Rev., (City of Pasadena TX Sales Tax), 5.25%, 8/15/42 (BAM)	1,000,000	1,050,725
Pasadena Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	1,450,000	1,420,450
Pasadena Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,452,983
Pasadena Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	800,000	769,722
Pasadena Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	948,833
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	4,695,000	4,723,265
Richardson Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	1,000,000	1,014,195
Richardson Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	750,000	777,454
Richardson Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	500,000	528,231
Richardson Independent School District GO, 5.00%, 2/15/29 (PSF-GTD)	650,000	698,406
Richardson Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,160,000	4,046,816
Richardson Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	4,290,000	4,141,899
Round Rock Independent School District GO, VRN, 5.00%, 8/1/44 (PSF-GTD)	3,150,000	3,393,858
Royse City Independent School District GO, Capital Appreciation, 0.00%, 2/15/31 (PSF-GTD)(5)	850,000	693,947
Royse City Independent School District GO, Capital Appreciation, 0.00%, 2/15/32 (PSF-GTD)(5)	1,100,000	863,262
San Antonio GO, 4.00%, 2/1/39	2,000,000	1,956,075
San Antonio GO, 4.00%, 2/1/40	2,000,000	1,934,064
San Antonio GO, 4.00%, 2/1/41	1,500,000	1,419,962
San Antonio GO, 4.00%, 2/1/42	2,220,000	2,069,991
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/32	1,000,000	1,109,323
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/33	1,500,000	1,675,088
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/44	1,000,000	1,051,898
Southeast Regional Management District GO, 4.00%, 4/1/38 (AGC)	500,000	484,446
Southeast Regional Management District GO, 4.00%, 4/1/39 (AGC)	540,000	516,376
Southeast Regional Management District GO, 4.00%, 4/1/41 (AGC)	1,000,000	927,512
Southeast Regional Management District GO, 4.00%, 4/1/43 (AGC)	825,000	747,992
State of Texas GO, 5.00%, 10/1/29	10,000,000	10,043,829
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	4,840,000	4,900,618
Tarrant County Hospital District GO, 4.00%, 8/15/43	2,500,000	2,296,481
Temple Tax Allocation, (City of Temple TX Reinvestment Zone No. 1), 5.00%, 8/1/33 (BAM)(6)	1,510,000	1,634,430
Temple Tax Allocation, (City of Temple TX Reinvestment Zone No. 1), 5.00%, 8/1/34 (BAM)(6)	1,515,000	1,634,995
Temple Tax Allocation, (City of Temple TX Reinvestment Zone No. 1), 5.00%, 8/1/35 (BAM)(6)	1,605,000	1,732,918
Texas A&M University Rev., 5.25%, 5/15/36	2,260,000	2,486,095

	Principal Amount/ Shares	Value
Texas A&M University Rev., 5.25%, 5/15/37	$1,750,000	$1,912,032
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co., Inc.)	1,795,000	1,839,002
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/28 (GA: Macquarie Group Ltd.)	1,610,000	1,669,345
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	12,300,000	12,956,393
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/31	4,500,000	4,531,204
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/36	3,100,000	2,983,097
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	2,250,000	2,120,068
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,200,000	1,124,022
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.00%, 12/31/35	4,120,000	4,285,690
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,506,616
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 4/15/31	7,000,000	7,423,316
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/34	6,000,000	6,717,359
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/35	4,820,000	5,356,690
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/41	1,300,000	1,225,209
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/42	15,000,000	15,142,737
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/44	5,825,000	5,239,757
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/33	1,320,000	1,459,637
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/34	1,200,000	1,318,751
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/35	1,025,000	1,119,367
Upper Trinity Regional Water District Rev., 5.00%, 8/1/40 (BAM)	1,000,000	1,044,314
Upper Trinity Regional Water District Rev., 5.00%, 8/1/41 (BAM)	1,030,000	1,067,354
Upper Trinity Regional Water District Rev., 5.00%, 8/1/42 (BAM)	850,000	874,337
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/33	720,000	724,789
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,255,000	1,256,433
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,570,000	1,578,050
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/35	3,950,000	3,953,668
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/36	4,100,000	4,102,476
Viridian Municipal Management District GO, 4.00%, 12/1/31 (BAM)	500,000	513,119
Viridian Municipal Management District GO, 4.00%, 12/1/32 (BAM)	620,000	632,740
Viridian Municipal Management District GO, 4.00%, 12/1/34 (BAM)	585,000	589,649
Viridian Municipal Management District GO, 4.00%, 12/1/36 (BAM)	1,150,000	1,137,521
Viridian Municipal Management District GO, 4.00%, 12/1/37 (BAM)	1,150,000	1,120,632
		495,834,650
Utah — 0.4%
Intermountain Power Agency Rev., 5.00%, 7/1/26	3,000,000	3,034,786
Intermountain Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,071,814
Intermountain Power Agency Rev., 5.00%, 7/1/37	2,000,000	2,105,485
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/29 (BAM)	600,000	640,386
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/31 (BAM)	600,000	654,195
Utah Housing Corp. Rev., (Promontory Place LLC), 4.69%, 2/1/45 (FNMA)	4,430,000	4,352,820
Utah Transit Authority Rev., 5.00%, 6/15/30	1,000,000	1,097,844
Utah Transit Authority Rev., 5.00%, 6/15/31	750,000	834,527
Utah Transit Authority Rev., 5.00%, 6/15/32	1,000,000	1,122,186
		15,914,043
Vermont — 0.1%
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	640,000	640,480
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,044,627
		4,685,107
Virginia — 1.1%
Arlington County Industrial Development Authority Rev., (Virginia Hospital Center Arlington Health System Obligated Group), VRN, 5.00%, 7/1/53	4,000,000	4,280,842
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/32	6,800,000	7,544,362

	Principal Amount/ Shares	Value
Lexington Industrial Development Authority Rev., (Lexington Retirement Community Obligated Group), 4.00%, 1/1/31	$675,000	$667,937
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(2)	3,775,000	3,480,183
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(2)	600,000	601,601
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(2)	1,500,000	1,501,101
Prince William County Service Authority Rev., 5.00%, 7/15/37	750,000	836,365
Prince William County Service Authority Rev., 5.00%, 7/15/38	500,000	551,527
Prince William County Service Authority Rev., 5.00%, 7/15/40	390,000	423,660
Prince William County Service Authority Rev., 5.00%, 7/15/41	400,000	430,875
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	5,960,000	6,009,268
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/28	2,500,000	2,639,927
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,004,898
Virginia Small Business Financing Authority Rev., (Mary Washington Healthcare Obligated Group), VRN, 5.00%, 6/15/60	2,975,000	3,165,810
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/37	2,250,000	2,154,693
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/40	4,000,000	3,644,979
		40,938,028
Washington — 3.1%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	1,000,000	1,122,600
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	1,200,000	1,355,017
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	13,000,000	14,413,393
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	1,000,000	1,132,502
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	2,500,000	2,681,413
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	1,000,000	1,133,349
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	5,795,000	6,356,725
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	1,000,000	1,125,178
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	7,000,000	7,326,416
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	1,000,000	1,080,001
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/33	1,175,000	1,315,699
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/34	1,325,000	1,466,618
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/35	1,000,000	1,099,976
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/36	1,750,000	1,909,434
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/40	2,000,000	2,140,556
Kitsap County Public Utility District No. 1 Rev., 4.00%, 12/1/44 (AGC)	550,000	499,271
Pierce County School District No. 320 Sumner GO, 5.00%, 12/1/41 (SCH BD GTY)	1,605,000	1,706,032
Pierce County School District No. 320 Sumner GO, 5.00%, 12/1/42 (SCH BD GTY)	1,000,000	1,054,524
Seattle Municipal Light & Power Rev., VRN, 2.22%, (MUNIPSA plus 0.25%), 5/1/45	4,800,000	4,745,223
Seattle Water System Rev., 5.00%, 5/1/33	1,610,000	1,816,079
State of Washington GO, 5.00%, 6/1/27	9,295,000	9,698,881
State of Washington GO, 5.00%, 2/1/30	9,000,000	9,102,965
State of Washington GO, 5.00%, 6/1/33	2,250,000	2,433,851
State of Washington GO, 5.00%, 2/1/34	10,865,000	11,825,771
State of Washington GO, 5.00%, 8/1/38	1,250,000	1,352,062
State of Washington GO, 5.00%, 8/1/43	5,000,000	5,190,169
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 8/1/36	5,795,000	5,957,319
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	5,815,000	5,823,670
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/33 (BAM)(2)	635,000	680,514
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/34 (BAM)(2)	670,000	714,837
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/35 (BAM)(2)	1,000,000	1,063,960

	Principal Amount/ Shares	Value
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/36 (BAM)(2)	$1,000,000	$1,053,875
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/37 (BAM)(2)	1,250,000	1,305,984
		111,683,864
West Virginia — 0.2%
Ohio County Tax Allocation, (Ohio WV Fort Henry Centre Tax Increment Financing District No. 1), 5.25%, 6/1/44	750,000	741,984
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.00%, 9/1/40 (AGM)	1,500,000	1,548,361
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.125%, 9/1/42 (AGM)	4,000,000	4,155,708
		6,446,053
Wisconsin — 1.9%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	574,650
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/31	560,000	597,108
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/32	585,000	623,584
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/33	1,235,000	1,319,716
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/34	1,300,000	1,381,108
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/35	1,370,000	1,446,009
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/36	1,440,000	1,509,374
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/37	1,515,000	1,575,648
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/38	1,595,000	1,650,115
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/39	1,680,000	1,727,500
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.50%, 12/1/44	2,155,000	2,156,955
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	717,069
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	767,295
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	775,587
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.00%, 6/1/30	750,000	776,751
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.00%, 6/1/35	1,100,000	1,134,974
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/31(2)	1,290,000	1,333,555
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/32(2)	1,610,000	1,664,152
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/33(2)	1,955,000	2,015,916
Public Finance Authority Rev., (CHF - Manoa LLC), 5.25%, 7/1/38(2)	3,000,000	3,027,118
Public Finance Authority Rev., (CHF - Manoa LLC), 5.50%, 7/1/43(2)	2,145,000	2,139,163
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	962,086
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	2,634,373
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	2,754,285
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	2,885,973
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,004,741
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/36	425,000	449,059
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/38	350,000	363,508
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/40	400,000	408,344
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.25%, 6/15/45	1,000,000	1,014,421
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)(2)	25,000	26,260
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(2)	65,000	70,240
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(2)	475,000	483,797
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(2)	20,000	20,837
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(2)	35,000	36,465
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(2)	1,675,000	1,617,728
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/42(2)	980,000	826,190
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(2)	1,215,000	938,766
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/46	1,100,000	846,393
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	2,185,000	1,739,436

	Principal Amount/ Shares	Value
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41(2)	$1,500,000	$1,294,512
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	1,250,000	1,207,671
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	8,100,000	8,578,615
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	4,650,000	5,030,783
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(2)	3,580,000	3,406,364
		67,514,194
TOTAL MUNICIPAL SECURITIES (Cost $3,611,289,871)		3,557,150,093
EXCHANGE-TRADED FUNDS — 0.5%
iShares National Muni Bond ETF	88,600	9,201,110
VanEck High Yield Muni ETF	178,900	8,936,055
TOTAL EXCHANGE-TRADED FUNDS (Cost $18,123,313)		18,137,165
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
BlackRock Liquidity Funds MuniCash (Cost $1,479,476)	1,479,328	1,479,476
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,630,892,660)		3,576,766,734
OTHER ASSETS AND LIABILITIES — 0.0%		(1,695,301)
TOTAL NET ASSETS — 100.0%		$3,575,071,433

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	785	September 2025	$162,838,438	$133,392
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	404	September 2025	$45,468,938	$(130,194)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AGM-CR	–	Assured Guaranty Municipal Corp. - Custodian Receipts
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
Q-SBLF	–	Qualified School Board Loan Fund
SBBPA	–	Standby Bond Purchase Agreement
SCH BD GTY	–	School Bond Guaranty
SD CRED PROG	–	School District Credit Enhancement Program
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
ST AID WITHHLDG	–	State Aid Withholding
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $168,158,502, which represented 4.7% of total net assets.
(3)Security is in default.
(4)Non-income producing.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2025
Assets
Investment securities, at value (cost of $3,630,892,660)	$3,576,766,734
Deposits with broker for futures contracts	1,167,575
Receivable for investments sold	1,142,250
Receivable for capital shares sold	8,890,277
Receivable for variation margin on futures contracts	42,213
Interest and dividends receivable	47,642,171
3,635,651,220

Liabilities
Disbursements in excess of demand deposit cash	1,402,907
Payable for investments purchased	50,382,220
Payable for capital shares redeemed	6,515,353
Accrued management fees	835,629
Distribution and service fees payable	6,838
Dividends payable	1,436,840
60,579,787

Net Assets	$3,575,071,433

Net Assets Consist of:
Capital paid in	$3,805,151,940
Distributable earnings (loss)	(230,080,507)
$3,575,071,433

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$466,565,179	44,380,964	$10.51
I Class	$1,642,928,782	156,227,805	$10.52
Y Class	$1,437,780,359	136,798,691	$10.51
A Class	$25,770,613	2,450,812	$10.52
C Class	$2,026,500	192,846	$10.51
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.02 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED MAY 31, 2025
Investment Income (Loss)
Income:
Interest	$136,851,508
Dividends	242,977
137,094,485

Expenses:
Management fees	10,058,314
Distribution and service fees:
A Class	62,854
C Class	23,287
Trustees' fees and expenses	225,184
Other expenses	5,270
10,374,909

Net investment income (loss)	126,719,576

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(15,575,521)
Futures contract transactions	437,253
(15,138,268)

Change in net unrealized appreciation (depreciation) on:
Investments	(18,629,727)
Futures contracts	3,198
(18,626,529)

Net realized and unrealized gain (loss)	(33,764,797)

Net Increase (Decrease) in Net Assets Resulting from Operations	$92,954,779

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2025 AND MAY 31, 2024
Increase (Decrease) in Net Assets	May 31, 2025	May 31, 2024
Operations
Net investment income (loss)	$126,719,576	$122,801,781
Net realized gain (loss)	(15,138,268)	(31,693,564)
Change in net unrealized appreciation (depreciation)	(18,626,529)	14,625,949
Net increase (decrease) in net assets resulting from operations	92,954,779	105,734,166

Distributions to Shareholders
From earnings:
Investor Class	(16,568,935)	(17,966,207)
I Class	(58,715,149)	(60,198,227)
Y Class	(50,276,074)	(44,598,577)
A Class	(763,379)	(672,937)
C Class	(53,059)	(66,678)
Decrease in net assets from distributions	(126,376,596)	(123,502,626)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(42,292,610)	(51,215,625)

Net increase (decrease) in net assets	(75,714,427)	(68,984,085)

Net Assets
Beginning of period	3,650,785,860	3,719,769,945
End of period	$3,575,071,433	$3,650,785,860

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2025

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended May 31, 2025 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $41,000,000 and $15,465,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2025 were $1,652,659,877 and $1,672,443,613, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended May 31, 2025		Year ended May 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	4,638,280	$49,808,892	4,941,597	$52,676,698
Issued in reinvestment of distributions	1,410,479	15,130,419	1,551,487	16,508,952
Redeemed	(11,019,203)	(117,990,606)	(19,404,728)	(205,901,039)
	(4,970,444)	(53,051,295)	(12,911,644)	(136,715,389)
I Class
Sold	56,172,002	599,473,099	85,679,719	902,754,339
Issued in reinvestment of distributions	5,315,922	57,042,368	5,519,175	58,734,009
Redeemed	(65,177,013)	(695,938,624)	(109,472,015)	(1,154,979,398)
	(3,689,089)	(39,423,157)	(18,273,121)	(193,491,050)
Y Class
Sold	41,013,791	437,967,577	58,252,476	617,900,321
Issued in reinvestment of distributions	3,356,288	35,981,244	2,946,866	31,353,824
Redeemed	(39,969,989)	(427,308,978)	(34,697,154)	(367,253,134)
	4,400,090	46,639,843	26,502,188	282,001,011
A Class
Sold	826,328	8,857,415	326,651	3,479,614
Issued in reinvestment of distributions	69,203	742,491	61,120	650,764
Redeemed	(494,061)	(5,275,246)	(635,351)	(6,775,301)
	401,470	4,324,660	(247,580)	(2,644,923)
C Class
Sold	45,140	485,255	34,862	374,664
Issued in reinvestment of distributions	4,945	53,034	6,266	66,643
Redeemed	(123,006)	(1,320,950)	(75,696)	(806,581)
	(72,921)	(782,661)	(34,568)	(365,274)
Net increase (decrease)	(3,930,894)	$(42,292,610)	(4,964,725)	$(51,215,625)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$3,557,150,093	—
Exchange-Traded Funds	$18,137,165	—	—
Short-Term Investments	1,479,476	—	—
	$19,616,641	$3,557,150,093	—
Other Financial Instruments
Futures Contracts	$133,392	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$130,194	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $125,270,849 futures contracts purchased and $31,894,807 futures contracts sold.

The value of interest rate risk derivative instruments as of May 31, 2025, is disclosed on the Statement of Assets and Liabilities as an asset of $42,213 in receivable for variation margin on futures contracts.* For the year ended May 31, 2025, the effect of interest rate risk derivative instruments on the Statement of Operations was $437,253 in net realized gain (loss) on futures contract transactions and $3,198 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2025 and May 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Exempt income	$126,376,596	$123,502,626
Ordinary income	—	—
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$3,631,651,863
Gross tax appreciation of investments	$27,267,913
Gross tax depreciation of investments	(82,153,042)
Net tax appreciation (depreciation) of investments	(54,885,129)
Net tax appreciation (depreciation) on derivatives	—
Net tax appreciation (depreciation)	$(54,885,129)
Other book-to-tax adjustments	$(274,869)
Undistributed exempt income	—
Accumulated short-term capital losses	$(74,374,318)
Accumulated long-term capital losses	$(100,546,191)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025	$10.61	0.35	(0.10)	0.25	(0.35)	$10.51	2.27%	0.46%	3.29%	45%	$466,565
2024	$10.66	0.34	(0.05)	0.29	(0.34)	$10.61	2.81%	0.47%	3.15%	46%	$523,750
2023	$10.96	0.30	(0.29)	0.01	(0.31)	$10.66	0.08%	0.47%	2.84%	65%	$663,668
2022	$11.92	0.25	(0.96)	(0.71)	(0.25)	$10.96	(6.04)%	0.46%	2.16%	50%	$743,366
2021	$11.45	0.27	0.47	0.74	(0.27)	$11.92	6.50%	0.47%	2.27%	28%	$834,125
I Class
2025	$10.62	0.37	(0.10)	0.27	(0.37)	$10.52	2.57%	0.26%	3.49%	45%	$1,642,929
2024	$10.66	0.36	(0.04)	0.32	(0.36)	$10.62	3.02%	0.27%	3.35%	46%	$1,697,701
2023	$10.96	0.33	(0.30)	0.03	(0.33)	$10.66	0.28%	0.27%	3.04%	65%	$1,899,929
2022	$11.93	0.28	(0.97)	(0.69)	(0.28)	$10.96	(5.93)%	0.26%	2.36%	50%	$1,858,776
2021	$11.46	0.29	0.47	0.76	(0.29)	$11.93	6.71%	0.27%	2.47%	28%	$1,703,281
Y Class
2025	$10.61	0.38	(0.10)	0.28	(0.38)	$10.51	2.60%	0.23%	3.52%	45%	$1,437,780
2024	$10.66	0.36	(0.05)	0.31	(0.36)	$10.61	2.95%	0.24%	3.38%	46%	$1,404,762
2023	$10.96	0.33	(0.30)	0.03	(0.33)	$10.66	0.31%	0.24%	3.07%	65%	$1,128,484
2022	$11.92	0.28	(0.96)	(0.68)	(0.28)	$10.96	(5.82)%	0.23%	2.39%	50%	$1,212,546
2021	$11.45	0.30	0.46	0.76	(0.29)	$11.92	6.74%	0.24%	2.50%	28%	$1,630,371
A Class
2025	$10.61	0.33	(0.09)	0.24	(0.33)	$10.52	2.11%	0.71%	3.04%	45%	$25,771
2024	$10.66	0.31	(0.05)	0.26	(0.31)	$10.61	2.56%	0.72%	2.90%	46%	$21,754
2023	$10.96	0.28	(0.30)	(0.02)	(0.28)	$10.66	(0.17)%	0.72%	2.59%	65%	$24,489
2022	$11.93	0.22	(0.97)	(0.75)	(0.22)	$10.96	(6.35)%	0.71%	1.91%	50%	$25,287
2021	$11.45	0.24	0.48	0.72	(0.24)	$11.93	6.32%	0.72%	2.02%	28%	$38,172
C Class
2025	$10.61	0.25	(0.10)	0.15	(0.25)	$10.51	1.35%	1.46%	2.29%	45%	$2,027
2024	$10.65	0.23	(0.04)	0.19	(0.23)	$10.61	1.79%	1.47%	2.15%	46%	$2,819
2023	$10.96	0.20	(0.31)	(0.11)	(0.20)	$10.65	(1.01)%	1.47%	1.84%	65%	$3,200
2022	$11.92	0.14	(0.96)	(0.82)	(0.14)	$10.96	(6.97)%	1.46%	1.16%	50%	$4,080
2021	$11.44	0.15	0.48	0.63	(0.15)	$11.92	5.53%	1.47%	1.27%	28%	$4,819

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Intermediate-Term Tax-Free Bond Fund and the Board of Trustees of American Century Municipal Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Intermediate-Term Tax-Free Bond Fund (the “Fund”), one of the funds constituting the American Century Municipal Trust, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended May 31, 2021, were audited by other auditors, whose report, dated July 21, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
July 17, 2025

We have served as the auditor of one or more American Century investment companies since 1997.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $126,512,623 as exempt interest dividends for the fiscal year ended May 31, 2025.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92645 2507

Annual Financial Statements and Other Information

May 31, 2025

Tax-Free Money Market Fund
Investor Class (BNTXX)

Schedule of Investments

MAY 31, 2025

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.2%
Alabama — 2.4%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.25%, 6/6/25 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	$4,005,000	$4,005,000
Alaska — 1.1%
Alaska Housing Finance Corp. Rev., VRDN, 1.92%, 6/6/25 (SBBPA: FHLB)	1,755,000	1,755,000
Arizona — 0.2%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group) , VRDN, 3.00%, 6/2/25 (LOC: Bank of America N.A.)	365,000	365,000
Arkansas — 0.4%
Lowell Rev., VRDN, 2.15%, 6/6/25 (LOC: JPMorgan Chase Bank N.A.) (Acquired 5/20/25, Cost $675,000)(2)	675,000	675,000
California — 10.6%
Bay Area Toll Authority Rev., VRDN, 2.55%, 6/2/25 (LOC: Bank of America N.A.)	580,000	580,000
Los Angeles COP, (Kadima Hebrew Academy), VRDN, 2.92%, 6/6/25 (LOC: California Bank & Trust and U.S. Bank N.A.)	4,200,000	4,200,000
Los Angeles Industrial Development Authority Rev., (Anderson Industrial Property LLC), VRDN, 2.02%, 6/6/25 (LOC: FHLB and East West Bank)	1,930,000	1,930,000
Mizuho Floater/Residual Trust Rev., VRDN, 2.25%, 7/4/25 (LOC: Mizuho Capital Markets LLC)(1)	340,000	340,000
Municipal Improvement Corp. of Los Angeles, 3.00%, 6/3/25 (LOC: U.S. Bank N.A.)	1,500,000	1,500,000
Riverside County Industrial Development Authority Rev., (UFP Western Division, Inc.), VRDN, 1.92%, 6/6/25 (LOC: JPMorgan Chase Bank N.A.)	300,000	300,000
San Francisco City & County Public Utilities Commission Wastewater Rev., 1.00%, 10/1/25 (LOC: U.S. Treasury)(3)	2,500,000	2,476,411
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.02%, 6/6/25 (LIQ FAC: Royal Bank of Canada)(1)	2,600,000	2,600,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.99%, 7/4/25 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	785,000	785,000
Tender Option Bond Trust Receipts/Certificates Tax Allocation, VRDN, 2.05%, 6/6/25 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,925,000	1,925,000
University of California, 3.00%, 9/10/25	750,000	750,000
		17,386,411
Colorado — 0.8%
Holland Creek Metropolitan District Rev., VRDN, 2.54%, 6/6/25 (LOC: Bank of America N.A.)	1,000,000	1,000,000
Jefferson County Rev., (Rocky Mountain Butterfly Consortium), VRDN, 2.35%, 6/6/25 (LOC: Wells Fargo Bank N.A.)	345,000	345,000
		1,345,000
District of Columbia — 4.8%
Deutsche Bank Spears/Lifers Trust Rev., VRDN, 2.37%, 6/6/25 (LOC: Deutsche Bank AG)(LIQ FAC: Deutsche Bank AG)(1)	7,925,000	7,925,000
Florida — 5.9%
Florida Housing Finance Corp. Rev., (Lamson Avenue Apartments GP LLC), VRDN, 2.00%, 6/6/25 (LOC: FNMA)(LIQ FAC: FNMA)	500,000	500,000
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), VRDN, 1.95%, 6/6/25 (LOC: JPMorgan Chase Bank N.A.)	1,820,000	1,820,000
Hillsborough County, 3.00%, 9/4/25	1,000,000	1,000,000
Hillsborough County Industrial Development Authority Rev., (Corbett Preparatory School of IDS, Inc.), VRDN, 2.04%, 6/6/25 (LOC: Bank of America N.A.)	700,000	700,000
JEA Water & Sewer System Rev., VRDN, 2.16%, 6/6/25 (SBBPA: Bank of America N.A.)	1,500,000	1,500,000
Mizuho Floater/Residual Trust Rev., VRDN, 2.25%, 7/4/25 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	2,511,386	2,511,386
Palm Beach County Rev., (Henry Morrison Flagler Museum), VRDN, 1.98%, 6/6/25 (LOC: Northern Trust Company)	1,000,000	1,000,000
Pinellas County Housing Finance Authority Rev., (Booker Creek Apartments Ltd.), VRDN, 2.00%, 6/6/25 (LOC: FHLMC)	600,000	600,000
		9,631,386
Illinois — 14.1%
Illinois Development Finance Authority Rev., (Jewish Council for Youth Services), VRDN, 1.97%, 6/6/25 (LOC: BMO Bank N.A.)	500,000	500,000
2

	Principal Amount	Value
Illinois Development Finance Authority Rev., (Wheaton Academy), VRDN, 2.30%, 6/6/25 (LOC: BMO Bank N.A.)	$5,650,000	$5,650,000
Illinois Educational Facilities Authority Rev., (Augustana College), VRDN, 2.00%, 6/6/25 (LOC: BMO Bank N.A.)	1,000,000	1,000,000
Illinois Finance Authority Rev., (Chicago Public Media, Inc.), VRDN, 1.95%, 6/6/25 (LOC: BMO Bank N.A.)	400,000	400,000
Illinois Finance Authority Rev., (Illinois Wesleyan University), VRDN, 2.05%, 6/6/25 (LOC: PNC Bank N.A.)	500,000	500,000
Illinois Finance Authority Rev., (Steppenwolf Theatre Co.), VRDN, 2.05%, 6/6/25 (LOC: Northern Trust Company)	750,000	750,000
Illinois Finance Authority Rev., (YMCA of Chicago), VRDN, 1.80%, 6/6/25 (LOC: BMO Bank N.A.)	3,180,000	3,180,000
Illinois Housing Development Authority Rev., (Steadfast Foxview LP), VRDN, 2.12%, 6/6/25 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,200,000	1,200,000
Illinois Housing Development Authority Rev., (Woodlawn Six LP), VRDN, 2.05%, 6/6/25 (LOC: FHLMC)	4,155,000	4,155,000
Illinois Housing Development Authority Rev., VRDN, 1.80%, 6/6/25 (SBBPA: FHLB)	2,445,000	2,445,000
Southwestern Illinois Development Authority Rev., (Waste Management, Inc.), VRDN, 2.10%, 6/6/25 (LOC: JPMorgan Chase Bank N.A.)	1,400,000	1,400,000
Village of Palatine Rev., (Little City for Community Development), VRDN, 2.29%, 6/6/25 (LOC: FHLB)	2,000,000	2,000,000
		23,180,000
Indiana — 2.1%
Elkhart County Rev., (Pedcor Investments-2007-CIII LP), VRDN, 2.05%, 6/6/25 (LOC: FHLB)	755,000	755,000
Gary Chicago International Airport Authority Rev., (GJC, Inc.), VRDN, 2.01%, 6/6/25 (LOC: BMO Bank N.A.)	1,400,000	1,400,000
Huntington Rev., (Huntington University, Inc.), VRDN, 2.05%, 6/6/25 (LOC: Wells Fargo Bank N.A.)	1,300,000	1,300,000
		3,455,000
Iowa — 2.8%
Iowa Finance Authority Rev., (Chrisbro III, Inc.), VRDN, 2.17%, 6/6/25 (LOC: Farmers State Bank and U.S. Bank N.A.)	3,370,000	3,370,000
Iowa Finance Authority Rev., (Conveyor Eng & Manufacturing Co.), VRDN, 1.97%, 6/6/25 (LOC: Wells Fargo Bank N.A.)	1,240,000	1,240,000
		4,610,000
Louisiana — 5.2%
Louisiana Housing Corp. Rev., (Reserve at Jefferson Crossing LLC), VRDN, 2.05%, 6/6/25 (LOC: FHLMC)	3,930,000	3,930,000
Louisiana Offshore Terminal Authority Rev., (Loop LLC), VRDN, 1.85%, 6/6/25 (LOC: JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
Louisiana Public Facilities Authority Rev., (Linlake Ventures), VRDN, 2.11%, 6/6/25 (LIQ FAC: FHLMC)	2,630,000	2,630,000
		8,560,000
Massachusetts — 1.5%
Massachusetts Development Finance Agency , 3.05%, 8/5/25 (LOC: Royal Bank of Canada)	2,500,000	2,500,000
Minnesota — 6.4%
Minneapolis Rev., (Seven Corners Community Housing Corp.), VRDN, 2.02%, 6/6/25 (LOC: Wells Fargo Bank N.A.)	1,255,000	1,255,000
Minnesota Higher Education Facilities Authority Rev., (Macalester College), VRDN, 2.10%, 6/6/25	3,950,000	3,950,000
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 2.22%, 6/6/25 (LIQ FAC: FHLMC)	5,335,000	5,334,976
		10,539,976
Missouri — 1.2%
Bridgeton Industrial Development Authority Rev., (Stolze Printing Obligated Group), VRDN, 2.12%, 6/6/25 (LOC: Carrollton Bank and FHLB)	885,000	885,000
Springfield Industrial Development Authority Rev., (ABEC, Inc.), VRDN, 2.47%, 6/6/25 (LOC: Guaranty Bank and FHLB)	710,000	710,000
Wright City Rev., (MB Realty LLC), VRDN, 2.12%, 6/6/25 (LOC: Bank of America N.A.)	345,000	345,000
		1,940,000
Nebraska — 1.0%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.07%, 6/6/25 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,600,000	1,600,000
Nevada — 1.1%
Nevada Housing Division Rev., (HELP Owens Associates LP), VRDN, 1.85%, 6/6/25 (LOC: Citibank N.A.)	1,765,000	1,765,000
New York — 4.1%
Deutsche Bank Spears/Lifers Trust Rev., VRDN, 2.62%, 6/6/25 (LOC: Deutsche Bank AG)(LIQ FAC: Deutsche Bank AG)(1)	2,430,000	2,430,000
Port Authority of New York & New Jersey Rev., 5.00%, 1/15/26	400,000	404,911
RBC Municipal Products, Inc. Trust Rev., VRDN, 2.07%, 6/6/25 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	800,000	800,000
Rib Floater Trust Various States Rev., VRDN, 2.22%, 6/6/25 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,055,000	1,055,000
3

	Principal Amount	Value
Rib Floater Trust Various States Rev., VRDN, 2.22%, 6/6/25 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	$2,000,000	$2,000,000
		6,689,911
North Carolina — 2.1%
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRDN, 2.05%, 6/6/25	2,850,000	2,850,000
Lower Cape Fear Water & Sewer Authority Rev., VRDN, 2.06%, 6/6/25 (LOC: Cooperatieve Rabobank UA)	600,000	600,000
		3,450,000
North Dakota — 1.4%
North Dakota Housing Finance Agency Rev., VRDN, 1.95%, 6/6/25 (SBBPA: Royal Bank of Canada)	2,260,000	2,260,000
Ohio — 1.1%
Allen County Ohio Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), VRDN, 1.95%, 6/6/25 (LOC: PNC Bank N.A.)	1,750,000	1,750,000
Oklahoma — 0.5%
Mizuho Floater/Residual Trust Rev., VRDN, 2.25%, 7/4/25 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	886,510	886,510
Pennsylvania — 3.2%
Fayette County Hospital Authority Rev., (Fayette Regional Health System Obligated Group), VRDN, 1.95%, 6/6/25 (LOC: PNC Bank N.A.)	1,900,000	1,900,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.02%, 6/6/25 (LIQ FAC: Morgan Stanley Bank N.A.)(1)	3,330,000	3,330,000
		5,230,000
South Carolina — 5.1%
South Carolina Jobs-Economic Development Authority Rev., (Port Royal I LLC), VRDN, 1.97%, 6/6/25 (LOC: United Fidelity Bank FSB and FHLB)	600,000	600,000
South Carolina Jobs-Economic Development Authority Rev., (YMCA of Coastal Carolina), VRDN, 2.00%, 6/6/25 (LOC: Wells Fargo Bank N.A.)	1,200,000	1,200,000
South Carolina Public Service Authority Rev., VRDN, 2.22%, 6/6/25 (LOC: Bank of America N.A.)	2,095,000	2,095,000
South Carolina State Housing Finance & Development Authority Rev., (Broad River Village LP), VRDN, 1.97%, 6/6/25 (LOC: FHLB)	4,500,000	4,500,000
		8,395,000
Tennessee — 2.4%
Clarksville Public Building Authority Rev., VRDN, 2.15%, 6/6/25 (LOC: Bank of America N.A.)	1,700,000	1,700,000
Covington Industrial Development Board Rev., (Tootsie Roll Industries, Inc.), VRDN, 1.95%, 6/6/25 (LOC: Bank of America N.A.)	1,500,000	1,500,000
Metropolitan Government Nashville & Davidson County Industrial Development Board Rev., (Starwood Properties Four LLC), VRDN, 2.00%, 6/6/25 (LOC: FNMA)(LIQ FAC: FNMA)	750,000	750,000
		3,950,000
Texas — 7.6%
Harris County, 2.91%, 7/2/25	3,000,000	3,000,000
Harris County Hospital District Rev., VRDN, 2.02%, 6/6/25 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
Mission Economic Development Corp. Rev., VRDN, 2.12%, 6/6/25 (LOC: Wells Fargo Bank N.A.)	2,075,000	2,075,000
San Antonio Housing Trust Finance Corp. Rev., (VCCPHC-San Antonio I LP), VRDN, 2.10%, 6/6/25 (LOC: United Fidelity Bank FSB and FHLB)	600,000	600,000
State of Texas GO, VRDN, 1.80%, 6/6/25 (SBBPA: FHLB)	5,000	5,000
State of Texas GO, VRDN, 1.80%, 6/6/25 (SBBPA: FHLB)	3,100,000	3,100,000
State of Texas GO, VRDN, 2.25%, 6/6/25 (SBBPA: State Street Bank & Trust Co.)	335,000	335,000
Tarrant County Housing Finance Corp. Rev., (One Oaklake VIII LLC), VRDN, 2.05%, 6/6/25 (LOC: FNMA)(LIQ FAC: FNMA)	790,000	790,000
		12,405,000
Virginia — 4.2%
Lynchburg Industrial Development Authority Rev., (Aerofin Corp.), VRDN, 2.60%, 6/6/25 (LOC: PNC Bank N.A.) (Acquired 5/27/25, Cost $850,000)(2)	850,000	850,000
Roanoke Economic Development Authority Rev., (Carilion Clinic Obligated Group), VRDN, 1.95%, 6/6/25 (SBBPA: PNC Bank N.A.)	6,000,000	6,000,000
		6,850,000
Washington — 2.2%
King County Housing Authority Rev., (Overlake TOD Housing LP), VRDN, 1.95%, 6/6/25 (LOC: Bank of America N.A.)	1,950,000	1,950,000
State of Washington GO, 5.00%, 2/1/26	1,550,000	1,570,994
		3,520,994
4

	Principal Amount	Value
Wisconsin — 3.7%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.25%, 6/6/25 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	$4,232,000	$4,232,000
Wisconsin Housing & Economic Development Authority Home Ownership Rev., VRDN, 1.85%, 6/6/25 (SBBPA: FHLB)	1,890,000	1,890,000
		6,122,000
TOTAL INVESTMENT SECURITIES — 99.2%		162,747,188
OTHER ASSETS AND LIABILITIES — 0.8%		1,390,318
TOTAL NET ASSETS — 100.0%		$164,137,506

NOTES TO SCHEDULE OF INVESTMENTS
COP	–	Certificates of Participation
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $36,424,896, which represented 22.2% of total net assets.
(2)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,525,000, which represented 0.9% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

MAY 31, 2025
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$162,747,188
Cash	2,938
Receivable for investments sold	900,000
Receivable for capital shares sold	28,683
Interest receivable	600,386
164,279,195

Liabilities
Payable for capital shares redeemed	73,089
Accrued management fees	68,600
141,689

Net Assets	$164,137,506

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	164,156,805

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$164,136,974
Distributable earnings (loss)	532
$164,137,506

See Notes to Financial Statements.
6

Statement of Operations

YEAR ENDED MAY 31, 2025
Investment Income (Loss)
Income:
Interest	$5,210,011

Expenses:
Management fees	783,140
Trustees' fees and expenses	9,884
Other expenses	696
793,720

Net investment income (loss)	4,416,291

Net realized gain (loss) on investment transactions	539

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,416,830

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2025 AND MAY 31, 2024
Increase (Decrease) in Net Assets	May 31, 2025	May 31, 2024
Operations
Net investment income (loss)	$4,416,291	$5,213,935
Net realized gain (loss)	539	16
Net increase (decrease) in net assets resulting from operations	4,416,830	5,213,951

Distributions to Shareholders
From earnings	(4,416,291)	(5,213,935)

Capital Share Transactions
Proceeds from shares sold	114,365,777	135,292,123
Proceeds from reinvestment of distributions	4,326,509	5,180,673
Payments for shares redeemed	(119,673,074)	(148,624,802)
Net increase (decrease) in net assets from capital share transactions	(980,788)	(8,152,006)

Net increase (decrease) in net assets	(980,249)	(8,151,990)

Net Assets
Beginning of period	165,117,755	173,269,745
End of period	$164,137,506	$165,117,755

Transactions in Shares of the Fund
Sold	114,365,777	135,292,123
Issued in reinvestment of distributions	4,326,509	5,180,673
Redeemed	(119,673,074)	(148,624,802)
Net increase (decrease) in shares of the fund	(980,788)	(8,152,006)

See Notes to Financial Statements.
8

Notes to Financial Statements

MAY 31, 2025

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment
9

advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended May 31, 2025 was 0.49%.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $400,000 and $400,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2025 and May 31, 2024 were as follows:

	2025	2024
Distributions Paid From
Exempt income	$4,415,759	$5,213,935
Long-term capital gains	$532	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2025, the fund had undistributed exempt income for federal income tax purposes of $532.
10

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2025	$1.00	0.03	—(2)	0.03	(0.03)	$1.00	2.78%	0.49%	0.49%	2.75%	2.75%	$164,138
2024	$1.00	0.03	—(2)	0.03	(0.03)	$1.00	3.22%	0.50%	0.50%	3.18%	3.18%	$165,118
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	1.91%	0.50%	0.50%	1.90%	1.90%	$173,270
2022	$1.00	—(2)	—	—(2)	—(2)	$1.00	0.04%	0.21%	0.50%	0.03%	(0.26)%	$155,662
2021	$1.00	—(2)	—	—(2)	—(2)	$1.00	0.01%	0.19%	0.50%	0.01%	(0.30)%	$154,314

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Tax-Free Money Market Fund and the Board of Trustees of American Century Municipal Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Money Market Fund (the “Fund”), one of the funds constituting the American Century Municipal Trust, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended May 31, 2021, were audited by other auditors, whose report, dated July 21, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
July 17, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
12

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates $532, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended May 31, 2025.

The fund designates $4,415,759 as exempt interest dividends for the fiscal year ended May 31, 2025.

13

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92646 2507

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	July 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	July 30, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	July 30, 2025